UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2011

Item 1. Reports to Stockholders

Fidelity®

Strategic Dividend & Income®

Fund

Annual Report

November 30, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(The Chairman's photo appears here.)

Dear Shareholder:

The unusually high level of volatility that global equity markets have experienced since early August continued through the end of November. Most major indexes were unable to gain much traction during this time frame, as concern about the sovereign debt crisis in Europe continued to overshadow strong corporate earnings and better-than-expected economic news. High-grade bonds, meanwhile, fared slightly better amid periodic flights to quality. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2011	Past 1 year	Past 5 years	Life of fund A
Fidelity® Strategic Dividend & Income® Fund	8.69%	-0.17%	4.69%

A From December 23, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Dividend & Income® Fund, a class of the fund, on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Extreme volatility took center stage during the 12 months ending November 30, 2011, stealing the spotlight from an improving U.S. economy. Earlier in the year, aggressive monetary stimulus by the federal government, improving credit-market conditions and solid corporate earnings buoyed asset prices. As the period progressed, however, fresh worries about sovereign debt in Europe, inflation in China, gridlock over raising the debt ceiling in the U.S. - along with Standard & Poor's downgrade of the nation's long-term sovereign credit rating - and a dimmed outlook for global growth punctured investor confidence and ignited volatility. For the year, three of the four asset classes that make up the Composite index for Fidelity® Strategic Dividend & Income® Fund turned in gains. Fueled by investors' appetite for higher-risk assets during the period's first half, the MSCI® USA High Dividend Yield Index, a measure of mid- and large-cap stocks with a high dividend yield, and the FTSE® NAREIT® Equity REITs Index performed best, returning 16.44% and 8.29%, respectively. Preferred stocks - which tend to be more defensive than common equities - gained 3.51%, as measured by The BofA Merrill LynchSM Fixed Rate Preferred Securities Index. Convertible bonds were the only asset class to decline, with The BofA Merrill LynchSM All US Convertibles Index ex Traditional Convertible PreferredsSM falling 1.90%.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Portfolio Managers of Fidelity® Strategic Dividend & Income® Fund: For the year, the fund's Retail Class shares rose 8.69%, compared with the 9.89% return of the Fidelity Strategic Dividend & Income Composite Index. A below-index stake in preferred stocks and an underweighting in REITs during the period's second half contributed. A small average cash position detracted from results, however, asset allocation was a modest contributor to performance. Security selection was a significant detractor. The equity-income sleeve produced the strongest absolute result, achieving a healthy double-digit return, but was the biggest relative detractor due mostly to picks in energy and utilities. The REIT subportfolio performed roughly in line with its index overall, but had a difficult second half of the period, mainly due to weak results from its holdings in the real-estate related category. Despite producing the smallest absolute return of the four subportfolios, the convertible securities sleeve beat its benchmark, thanks largely to successful security selection in materials and health care. Meanwhile, the preferred securities subportfolio showed solid outperformance, bolstered by good picks in diversified financials.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to November 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period* June 1, 2011 to November 30, 2011
Class A	1.14%
Actual		$ 1,000.00	$ 940.40	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.77
Class T	1.38%
Actual		$ 1,000.00	$ 939.30	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.98
Class B	1.92%
Actual		$ 1,000.00	$ 936.90	$ 9.32
HypotheticalA		$ 1,000.00	$ 1,015.44	$ 9.70
Class C	1.87%
Actual		$ 1,000.00	$ 936.80	$ 9.08
HypotheticalA		$ 1,000.00	$ 1,015.69	$ 9.45
Strategic Dividend & Income	.84%
Actual		$ 1,000.00	$ 942.20	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.86	$ 4.26
Institutional Class	.83%
Actual		$ 1,000.00	$ 941.90	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,020.91	$ 4.20

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.8	5.0
Chevron Corp.	2.5	2.4
Microsoft Corp.	2.3	1.7
Procter & Gamble Co.	2.1	2.3
AT&T, Inc.	1.9	2.1
Pfizer, Inc.	1.8	2.6
Johnson & Johnson	1.8	1.9
The Coca-Cola Co.	1.6	1.9
Simon Property Group, Inc.	1.6	1.5
Philip Morris International, Inc.	1.6	1.5
	22.0
Top Five Market Sectors as of November 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.4	28.3
Consumer Staples	11.8	10.8
Energy	10.8	11.2
Health Care	8.9	9.8
Information Technology	7.5	7.6
Asset Allocation (% of fund's net assets)
As of November 30, 2011 *		As of May 31, 2011 **
	Common Stocks 63.6%		Common Stocks 66.1%
	Preferred Stocks 14.5%		Preferred Stocks 16.4%
	Convertible Bonds 8.5%		Convertible Bonds 8.9%
	Other Investments 8.6%		Other Investments 5.9%
	Short-Term Investments and Net Other Assets 4.8%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	6.1%	** Foreign investments	5.6%

Annual Report

Investments November 30, 2011

Showing Percentage of Net Assets

Corporate Bonds - 14.9%
	Principal Amount	Value
Convertible Bonds - 8.5%
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16	$ 1,850,000	$ 2,609,240
Diversified Consumer Services - 0.5%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	3,420,000	6,370,092
Hotels, Restaurants & Leisure - 0.4%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	3,070,000	3,219,509
MGM Mirage, Inc. 4.25% 4/15/15	2,710,000	2,523,688
		5,743,197
Media - 0.1%
Virgin Media, Inc. 6.5% 11/15/16	1,410,000	1,992,753
TOTAL CONSUMER DISCRETIONARY		16,715,282
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Exterran Holdings, Inc. 4.25% 6/15/14	1,050,000	962,063
Oil States International, Inc. 2.375% 7/1/25	110,000	261,525
		1,223,588
Oil, Gas & Consumable Fuels - 0.9%
Alpha Natural Resources, Inc. 2.375% 4/15/15	680,000	636,004
Chesapeake Energy Corp. 2.5% 5/15/37	7,020,000	6,592,482
Peabody Energy Corp. 4.75% 12/15/66	820,000	857,925
Pioneer Natural Resources Co. 2.875% 1/15/38	840,000	1,368,150
Western Refining, Inc. 5.75% 6/15/14	3,480,000	4,584,900
		14,039,461
TOTAL ENERGY		15,263,049
FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Digital Realty Trust LP 5.5% 4/15/29 (f)	720,000	1,132,776
HEALTH CARE - 1.3%
Biotechnology - 0.7%
Amgen, Inc. 0.375% 2/1/13	3,480,000	3,436,500
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	220,000	391,754
Gilead Sciences, Inc. 1.625% 5/1/16	5,500,000	6,115,313
Incyte Corp. 4.75% 10/1/15	170,000	299,659
		10,243,226
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.3%
Teleflex, Inc. 3.875% 8/1/17	$ 3,850,000	$ 4,611,530
Health Care Providers & Services - 0.1%
Health Management Associates, Inc. 3.75% 5/1/28 (f)	760,000	813,884
LifePoint Hospitals, Inc. 3.5% 5/15/14	620,000	642,878
		1,456,762
Pharmaceuticals - 0.2%
Mylan, Inc. 3.75% 9/15/15	1,580,000	2,535,900
TOTAL HEALTH CARE		18,847,418
INDUSTRIALS - 0.6%
Commercial Services & Supplies - 0.4%
Covanta Holding Corp. 3.25% 6/1/14	4,450,000	4,879,114
Construction & Engineering - 0.2%
MasTec, Inc. 4.25% 12/15/14	2,640,000	3,354,450
Machinery - 0.0%
Navistar International Corp. 3% 10/15/14	390,000	415,838
TOTAL INDUSTRIALS		8,649,402
INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16 (f)	3,000,000	3,157,500
Computers & Peripherals - 0.4%
EMC Corp. 1.75% 12/1/13	2,350,000	3,558,781
SanDisk Corp. 1.5% 8/15/17	2,210,000	2,571,888
		6,130,669
Electronic Equipment & Components - 0.1%
Vishay Intertechnology, Inc. 2.25% 11/15/40 (f)	1,180,000	1,004,475
Internet Software & Services - 0.5%
Equinix, Inc.:
3% 10/15/14	3,720,000	4,120,272
4.75% 6/15/16	1,620,000	2,251,800
VeriSign, Inc. 3.25% 8/15/37	430,000	488,588
		6,860,660
IT Services - 0.2%
CACI International, Inc. 2.125% 5/1/14	2,580,000	3,054,204
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology, Inc. 1.875% 8/1/31 (f)	$ 2,750,000	$ 2,358,125
Novellus Systems, Inc. 2.625% 5/15/41 (f)	1,070,000	1,086,050
ON Semiconductor Corp. 2.625% 12/15/26	1,000,000	1,091,250
		4,535,425
Software - 1.0%
Microsoft Corp. 0% 6/15/13 (f)	5,210,000	5,278,381
Nuance Communications, Inc. 2.75% 11/1/31 (f)	1,600,000	1,705,120
Symantec Corp. 1% 6/15/13	6,680,000	7,607,852
		14,591,353
TOTAL INFORMATION TECHNOLOGY		39,334,286
MATERIALS - 0.9%
Metals & Mining - 0.8%
Newmont Mining Corp.:
1.25% 7/15/14	3,100,000	4,808,875
1.625% 7/15/17	4,000,000	6,410,000
United States Steel Corp. 4% 5/15/14	400,000	442,000
		11,660,875
Paper & Forest Products - 0.1%
Rayonier TRS Holdings, Inc.:
3.75% 10/15/12	550,000	641,438
4.5% 8/15/15 (f)	1,130,000	1,508,550
		2,149,988
TOTAL MATERIALS		13,810,863
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	7,120,000	2,732,300
Level 3 Communications, Inc. 6.5% 10/1/16	790,000	1,083,288
		3,815,588
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
UTILITIES - 0.4%
Multi-Utilities - 0.4%
CMS Energy Corp. 5.5% 6/15/29	$ 3,620,000	$ 5,574,800
TOTAL CONVERTIBLE BONDS		123,143,464
Nonconvertible Bonds - 6.4%
CONSUMER DISCRETIONARY - 1.1%
Diversified Consumer Services - 0.3%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(i)	4,170,000	4,211,700
Hotels, Restaurants & Leisure - 0.7%
FelCor Lodging LP 10% 10/1/14	2,299,000	2,494,415
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,595,000	3,819,688
MGM Mirage, Inc. 6.625% 7/15/15	3,200,000	3,008,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)	500,000	521,250
		9,843,353
Media - 0.1%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	2,495,000	2,544,900
TOTAL CONSUMER DISCRETIONARY		16,599,953
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.9%
Rite Aid Corp. 9.375% 12/15/15	4,400,000	3,971,000
Tops Markets LLC 10.125% 10/15/15	8,205,000	8,451,150
		12,422,150
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Western Refining, Inc. 11.25% 6/15/17 (f)	6,535,000	7,172,163
FINANCIALS - 1.5%
Capital Markets - 0.3%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,500,000	3,462,302
Lehman Brothers Holdings, Inc. 1.1556% (d)(i)	1,000,000	100
		3,462,402
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 0.6%
BAC Capital Trust VI 5.625% 3/8/35	$ 1,500,000	$ 1,200,000
Capital One Capital IV 6.745% 2/17/37 (i)	2,000,000	1,960,000
CIT Group, Inc. 7% 5/2/17 (f)	3,500,000	3,395,000
PNC Financial Services Group, Inc. 6.75% (g)(i)	1,500,000	1,447,500
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	996,880
		8,999,380
Diversified Financial Services - 0.6%
Goldman Sachs Capital II 5.793% (g)(i)	2,500,000	1,606,250
PNC Preferred Funding Trust II 6.113% (f)(g)(i)	2,000,000	1,420,000
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	5,025,000	5,583,780
		8,610,030
TOTAL FINANCIALS		21,071,812
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	985,000	962,838
INDUSTRIALS - 1.1%
Commercial Services & Supplies - 1.1%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(i)	6,620,000	6,752,400
International Lease Finance Corp.:
8.25% 12/15/20	705,000	697,950
8.625% 9/15/15	5,450,000	5,409,125
8.875% 9/1/17	3,580,000	3,615,800
		16,475,275
MATERIALS - 0.4%
Paper & Forest Products - 0.4%
ABI Escrow Corp. 10.25% 10/15/18 (f)	5,820,000	6,314,700
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	7,245,000	6,122,025
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. 7.375% 8/1/15	$ 1,500,000	$ 1,320,000
Sprint Nextel Corp. 6% 12/1/16	2,000,000	1,595,000
		2,915,000
TOTAL TELECOMMUNICATION SERVICES		9,037,025
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,000,000	3,000,000
TOTAL NONCONVERTIBLE BONDS		93,055,916
TOTAL CORPORATE BONDS (Cost $222,221,664)		216,199,380
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.02% 1/12/12 (h) (Cost $1,799,954)	1,800,000	1,799,975
Common Stocks - 63.6%
	Shares
CONSUMER DISCRETIONARY - 4.0%
Automobiles - 0.0%
Honda Motor Co. Ltd. sponsored ADR	12,000	379,800
Hotels, Restaurants & Leisure - 1.6%
Brinker International, Inc.	28,000	674,240
Darden Restaurants, Inc.	36,700	1,750,957
McDonald's Corp.	204,700	19,552,944
Starbucks Corp.	41,200	1,791,376
		23,769,517
Media - 1.0%
Comcast Corp. Class A	164,300	3,724,681
Time Warner Cable, Inc.	73,500	4,445,280
Time Warner, Inc.	179,300	6,243,226
		14,413,187
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.1%
Foot Locker, Inc.	87,800	$ 2,071,202
Home Depot, Inc.	281,100	11,024,742
The Cato Corp. Class A (sub. vtg.)	27,000	690,930
TJX Companies, Inc.	30,100	1,857,170
		15,644,044
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	30,900	4,285,521
TOTAL CONSUMER DISCRETIONARY		58,492,069
CONSUMER STAPLES - 10.7%
Beverages - 3.0%
Anheuser-Busch InBev SA NV ADR	32,500	1,950,000
Diageo PLC sponsored ADR	7,700	659,197
Dr Pepper Snapple Group, Inc.	83,000	3,031,990
PepsiCo, Inc.	213,600	13,670,400
The Coca-Cola Co.	351,100	23,604,453
		42,916,040
Food & Staples Retailing - 1.0%
Sysco Corp.	83,600	2,385,944
Wal-Mart Stores, Inc.	201,500	11,868,350
		14,254,294
Food Products - 0.9%
Danone	53,900	3,552,502
Kraft Foods, Inc. Class A	280,900	10,154,535
		13,707,037
Household Products - 3.4%
Colgate-Palmolive Co.	101,400	9,278,100
Kimberly-Clark Corp.	129,800	9,276,806
Procter & Gamble Co.	473,458	30,571,183
		49,126,089
Tobacco - 2.4%
Altria Group, Inc.	76,300	2,189,047
British American Tobacco PLC sponsored ADR	37,500	3,493,125
Imperial Tobacco Group PLC	31,849	1,143,630
Japan Tobacco, Inc.	582	2,793,242
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	21,100	$ 2,355,182
Philip Morris International, Inc.	306,418	23,361,308
		35,335,534
TOTAL CONSUMER STAPLES		155,338,994
ENERGY - 9.1%
Energy Equipment & Services - 0.3%
Ensco International Ltd. ADR	62,200	3,232,534
Oil, Gas & Consumable Fuels - 8.8%
Atlas Pipeline Partners, LP	28,800	1,002,240
Bonavista Energy Corp.	17,000	445,522
Chevron Corp.	356,200	36,624,484
Exxon Mobil Corp.	852,300	68,559,000
Legacy Reserves LP	15,800	423,756
Marathon Oil Corp.	118,400	3,310,464
Marathon Petroleum Corp.	105,850	3,534,332
Penn West Petroleum Ltd.	22,800	418,468
Royal Dutch Shell PLC Class A sponsored ADR	191,200	13,384,000
		127,702,266
TOTAL ENERGY		130,934,800
FINANCIALS - 15.6%
Commercial Banks - 0.3%
Australia & New Zealand Banking Group Ltd.	57,043	1,212,010
M&T Bank Corp.	25,100	1,831,798
U.S. Bancorp	54,100	1,402,272
		4,446,080
Diversified Financial Services - 0.1%
JPMorgan Chase & Co.	68,800	2,130,736
Insurance - 1.4%
ACE Ltd.	41,400	2,878,542
AFLAC, Inc.	82,800	3,596,832
Axis Capital Holdings Ltd.	68,600	2,190,398
MetLife, Inc. unit	78,900	4,814,478
The Travelers Companies, Inc.	111,400	6,266,250
Willis Group Holdings Pub Ltd. Co.	25,400	895,604
		20,642,104
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 13.6%
Acadia Realty Trust (SBI)	228,200	$ 4,468,156
Alexandria Real Estate Equities, Inc.	64,459	4,225,932
AvalonBay Communities, Inc.	20,628	2,575,406
Boston Properties, Inc.	95,315	9,091,145
Brandywine Realty Trust (SBI)	44,200	384,982
Camden Property Trust (SBI)	126,487	7,302,095
CBL & Associates Properties, Inc.	361,869	5,171,108
Chesapeake Lodging Trust	230,363	3,662,772
DCT Industrial Trust, Inc.	394,400	1,897,064
DDR Corp.	584,200	6,829,298
DiamondRock Hospitality Co.	373,410	3,278,540
Digital Realty Trust, Inc. (e)	113,884	7,231,634
Douglas Emmett, Inc.	273,086	4,910,086
Education Realty Trust, Inc.	495,500	4,618,060
Equity Residential (SBI)	141,769	7,824,231
Essex Property Trust, Inc.	64,232	8,533,221
Excel Trust, Inc.	91,755	1,008,387
Glimcher Realty Trust	326,831	2,843,430
HCP, Inc.	107,938	4,171,804
Health Care REIT, Inc. (e)	57,275	2,873,487
Highwoods Properties, Inc. (SBI)	174,948	5,045,500
Host Hotels & Resorts, Inc.	220,873	3,125,353
Kite Realty Group Trust	187,334	790,549
Lexington Corporate Properties Trust	434,300	3,291,994
LTC Properties, Inc.	25,000	718,750
National Retail Properties, Inc.	121,900	3,225,474
Post Properties, Inc.	118,241	4,728,458
Prologis, Inc.	431,345	12,000,018
Public Storage	119,820	15,804,258
Sabra Health Care REIT, Inc.	56,600	599,960
Simon Property Group, Inc.	188,281	23,410,860
SL Green Realty Corp.	114,300	7,525,512
Stag Industrial, Inc.	77,100	808,779
Sunstone Hotel Investors, Inc. (a)	202,336	1,541,800
The Macerich Co.	76,646	3,839,965
Ventas, Inc.	258,155	13,620,258
Vornado Realty Trust	47,699	3,551,191
		196,529,517
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	61,000	$ 740,540
The St. Joe Co. (a)(e)	73,050	1,050,459
		1,790,999
Thrifts & Mortgage Finance - 0.1%
People's United Financial, Inc.	68,800	856,560
TOTAL FINANCIALS		226,395,996
HEALTH CARE - 7.0%
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	94,900	4,902,534
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	198,400	3,085,120
Emeritus Corp. (a)	158,131	2,514,283
Sunrise Senior Living, Inc. (a)	133,404	671,022
		6,270,425
Pharmaceuticals - 6.2%
Abbott Laboratories	172,800	9,426,240
Eli Lilly & Co.	173,200	6,555,620
GlaxoSmithKline PLC sponsored ADR	118,950	5,290,896
Johnson & Johnson	394,944	25,560,776
Merck & Co., Inc.	205,490	7,346,268
Pfizer, Inc.	1,307,700	26,245,539
Roche Holding AG sponsored ADR	116,900	4,642,099
Sanofi-aventis sponsored ADR	128,600	4,502,286
		89,569,724
TOTAL HEALTH CARE		100,742,683
INDUSTRIALS - 4.9%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	146,900	7,954,635
Raytheon Co.	47,100	2,146,347
The Boeing Co.	141,600	9,726,504
United Technologies Corp.	64,000	4,902,400
		24,729,886
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	142,400	10,217,200
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.5%
Pitney Bowes, Inc. (e)	51,900	$ 966,897
Republic Services, Inc.	142,900	3,922,605
Waste Management, Inc.	60,900	1,906,170
		6,795,672
Electrical Equipment - 0.6%
Emerson Electric Co.	168,200	8,788,450
Industrial Conglomerates - 1.0%
3M Co.	114,800	9,303,392
General Electric Co.	340,153	5,411,834
		14,715,226
Road & Rail - 0.4%
Norfolk Southern Corp.	75,600	5,710,824
TOTAL INDUSTRIALS		70,957,258
INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 0.0%
Motorola Solutions, Inc.	15,900	742,053
IT Services - 0.6%
Accenture PLC Class A	37,500	2,172,375
Automatic Data Processing, Inc.	120,900	6,176,781
		8,349,156
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	128,800	4,489,968
Intel Corp.	414,700	10,330,177
Intersil Corp. Class A	541,000	5,750,830
KLA-Tencor Corp.	59,900	2,761,390
Linear Technology Corp.	105,500	3,231,465
Microchip Technology, Inc. (e)	41,000	1,431,310
		27,995,140
Software - 2.3%
Microsoft Corp.	1,275,400	32,624,732
TOTAL INFORMATION TECHNOLOGY		69,711,081
Common Stocks - continued
	Shares	Value
MATERIALS - 0.9%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	49,400	$ 4,137,250
E.I. du Pont de Nemours & Co.	157,200	7,501,584
		11,638,834
Paper & Forest Products - 0.1%
MeadWestvaco Corp.	28,900	862,665
TOTAL MATERIALS		12,501,499
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	924,600	26,794,908
CenturyLink, Inc.	121,900	4,573,688
		31,368,596
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	2,170,700	5,878,192
TOTAL TELECOMMUNICATION SERVICES		37,246,788
UTILITIES - 4.0%
Electric Utilities - 3.2%
American Electric Power Co., Inc.	189,400	7,515,392
Duke Energy Corp.	170,500	3,554,925
Edison International	178,000	6,997,180
El Paso Electric Co.	21,200	731,824
NextEra Energy, Inc.	178,400	9,890,496
PPL Corp.	305,592	9,173,872
Southern Co.	197,000	8,650,270
		46,513,959
Gas Utilities - 0.2%
ONEOK, Inc.	34,500	2,869,020
Multi-Utilities - 0.6%
National Grid PLC	300,600	2,955,030
Sempra Energy	102,200	5,436,018
		8,391,048
TOTAL UTILITIES		57,774,027
TOTAL COMMON STOCKS (Cost $870,843,296)		920,095,195
Preferred Stocks - 14.5%
	Shares	Value
Convertible Preferred Stocks - 3.9%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.5%
General Motors Co. 4.75%	222,984	$ 7,612,674
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	2,044	1,908,299
TOTAL CONSUMER DISCRETIONARY		9,520,973
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. 6.00%	19,400	1,103,472
ATP Oil & Gas Corp.:
8.00% (f)	11,600	448,050
Series B, 8.00%	26,000	1,004,250
		2,555,772
FINANCIALS - 1.3%
Commercial Banks - 0.4%
Wells Fargo & Co. 7.50%	5,890	6,208,060
Diversified Financial Services - 0.6%
AMG Capital Trust I 5.10%	23,800	1,042,738
Bank of America Corp. Series L, 7.25%	6,110	4,735,189
Citigroup, Inc. 7.50%	41,900	3,530,075
		9,308,002
Real Estate Investment Trusts - 0.3%
FelCor Lodging Trust, Inc. Series A, 1.95%	49,500	1,056,825
Health Care REIT, Inc. Series I, 6.50%	59,100	2,892,206
		3,949,031
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 12.00% (f)	3,700	47,323
TOTAL FINANCIALS		19,512,416
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	14,312	3,120,016
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
HealthSouth Corp. Series A 6.50%	4,308	$ 3,765,321
TOTAL HEALTH CARE		6,885,337
INDUSTRIALS - 0.2%
Professional Services - 0.2%
Nielsen Holdings B.V. 6.25%	53,800	2,992,625
MATERIALS - 0.4%
Metals & Mining - 0.4%
AngloGold Ashanti Holdings Finance PLC 6.00%	99,700	5,237,241
UTILITIES - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc. 7.00%	29,000	1,525,400
PPL Corp. 8.75%	159,400	8,747,075
		10,272,475
TOTAL CONVERTIBLE PREFERRED STOCKS		56,976,839
Nonconvertible Preferred Stocks - 10.6%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
CBS Corp. 6.75%	65,000	1,676,350
Comcast Corp. 6.625%	28,660	739,715
Viacom, Inc. 6.85%	76,000	1,911,400
		4,327,465
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
H.J. Heinz Finance Co. 8.00% (f)	28	2,926,000
FINANCIALS - 8.5%
Capital Markets - 1.0%
BNY Capital V 5.95%	40,000	1,015,200
Deutsche Bank Contingent Capital Trust II 6.55%	91,000	1,779,050
Goldman Sachs Group, Inc.:
6.125%	120,000	2,932,800
Series C, 4.9931%	40,000	731,600
Series D	200,000	3,566,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XXVI 8.00%	77,000	$ 1,951,950
Morgan Stanley Capital I Trust 6.60%	140,000	2,977,800
		14,954,400
Commercial Banks - 1.5%
Barclays Bank PLC:
Series 2, 6.625%	47,200	935,504
Series 4, 7.75%	177,800	3,858,260
BB&T Capital Trust VI 9.60%	86,000	2,250,620
CoBank ACB 7.00% (f)	17,000	772,438
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	3,200,000
HSBC Holdings PLC Series B, 8.00%	75,400	1,945,320
Keycorp Capital IX 6.75%	6,882	174,803
U.S. Bancorp Series A, 3.50%	5,000	3,687,500
USB Capital XII 6.30%	88,361	2,235,533
Zions Bancorp.:
11.00% (a)	80,000	2,060,000
Series C, 9.50%	27,000	681,480
		21,801,458
Consumer Finance - 1.5%
GMAC LLC 7.00% (f)	28,010	18,766,700
HSBC USA, Inc. Series H, 6.50%	100,000	2,449,000
		21,215,700
Diversified Financial Services - 3.2%
Bank of America Corp.:
Series D, 6.204%	45,000	884,700
Series H, 8.20%	488,015	10,760,731
Citigroup Capital VIII 6.95%	236,811	5,636,102
Citigroup Capital XII 8.50%	491,000	12,373,200
Citigroup Capital XIII 7.875%	189,594	4,866,878
Deutsche Bank Capital Funding Trust VIII 6.375%	55,000	1,065,900
General Electric Capital Corp. 6.05%	40,000	1,020,400
GMAC Capital Trust I Series 2, 8.125%	295,092	5,606,748
JPMorgan Chase Capital XXIX 6.70%	155,000	3,943,200
		46,157,859
Insurance - 0.4%
MetLife, Inc. Series B, 6.50%	241,000	6,053,920
Real Estate Investment Trusts - 0.9%
CBL & Associates Properties, Inc. 7.375%	58,500	1,382,355
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Digital Realty Trust, Inc. Series E, 7.00%	20,000	$ 507,200
Hersha Hospitality Trust Series B, 8.00%	48,200	1,108,600
Public Storage:
Series M, 6.625%	50,000	1,270,500
Series R, 6.35%	111,600	2,951,820
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,028,826
Vornado Realty Trust Series E, 7.00%	40,000	1,016,000
		13,265,301
TOTAL FINANCIALS		123,448,638
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes International Holdings, Inc. 6.125% (f)	500	485,000
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. 7.50%	50,000	1,284,500
UTILITIES - 1.4%
Electric Utilities - 1.4%
Duquesne Light Co. 6.50% (a)	66,050	3,236,450
Nextera Energy Capital Holdings, Inc. 7.45%	60,000	1,582,800
PPL Electric Utilities Corp. 6.25%	299,000	7,605,813
Southern California Edison Co.:
6.125%	35,000	3,458,438
Series C, 6.00%	32,500	3,202,267
Series D, 6.50%	12,500	1,293,750
		20,379,518
TOTAL NONCONVERTIBLE PREFERRED STOCKS		152,851,121
TOTAL PREFERRED STOCKS (Cost $226,494,942)		209,827,960
Investment Companies - 0.2%

2010 Swift Mandatory Common Exchange Security Trust CEF (f) (Cost $3,852,183)	347,400	3,214,770
Floating Rate Loans - 0.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (i)	$ 1,246,875	$ 1,122,188
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Asurion LLC term loan 9% 5/24/19 (i)	8,015,000	7,724,857
TOTAL FLOATING RATE LOANS (Cost $9,125,417)		8,847,045
Preferred Securities - 1.4%

FINANCIALS - 1.4%
Commercial Banks - 0.9%
PNC Preferred Funding Trust I 6.517% (f)(g)(i)	11,000,000	8,071,562
SunTrust Preferred Capital I 5.853% 12/15/49 (i)	968,000	684,401
Wells Fargo & Co. 7.98% (g)(i)	4,500,000	4,845,963
		13,601,926
Diversified Financial Services - 0.5%
JPMorgan Chase & Co. 7.9% (g)(i)	6,250,000	6,735,865
TOTAL PREFERRED SECURITIES (Cost $20,958,991)		20,337,791
Money Market Funds - 7.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	94,973,038	94,973,038
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	9,042,878	9,042,878
TOTAL MONEY MARKET FUNDS (Cost $104,015,916)		104,015,916
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,459,312,363)		1,484,338,032
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(36,816,728)
NET ASSETS - 100%		$ 1,447,521,304
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
418 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 26,041,400	$ 729,293

The face value of futures purchased as a percentage of net assets is 1.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,382,651 or 6.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,799,975.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56,619
Fidelity Securities Lending Cash Central Fund	71,353
Total	$ 127,972
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 72,340,507	$ 70,432,208	$ 1,908,299	$ -
Consumer Staples	158,264,994	152,545,752	5,719,242	-
Energy	133,490,572	132,038,272	1,452,300	-
Financials	369,357,050	332,921,657	36,435,393	-
Health Care	107,628,020	103,862,699	3,765,321	-
Industrials	74,434,883	70,957,258	3,477,625	-
Information Technology	69,711,081	69,711,081	-	-
Materials	17,738,740	17,738,740	-	-
Telecommunication Services	38,531,288	32,653,096	5,878,192	-
Utilities	88,426,020	57,927,197	30,498,823	-
Corporate Bonds	216,199,380	-	216,199,280	100
U.S. Government and Government Agency Obligations	1,799,975	-	1,799,975	-
Investment Companies	3,214,770	-	3,214,770	-
Floating Rate Loans	8,847,045	-	8,847,045	-
Preferred Securities	20,337,791	-	20,337,791	-
Money Market Funds	104,015,916	104,015,916	-	-
Total Investments in Securities:	$ 1,484,338,032	$ 1,144,803,876	$ 339,534,056	$ 100
Derivative Instruments:
Assets
Futures Contracts	$ 729,293	$ 729,293	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,755,673
Total Realized Gain (Loss)	(16,916)
Total Unrealized Gain (Loss)	(11,484)
Cost of Purchases	-
Proceeds of Sales	(1,727,173)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of November 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 729,293	$ -
Total Value of Derivatives	$ 729,293	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.3%
BBB	4.4%
BB	2.4%
B	6.6%
CCC,CC,C	0.7%
Not Rated	1.5%
Equities	80.1%
Short-Term Investments and Net Other Assets	3.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Income Tax Information

At November 30, 2011, the Fund had a capital loss carryforward of approximately $231,657,443 of which $80,334,857, $150,350,273 and $972,313 will expire in fiscal 2016, 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2011

Assets
Investment in securities, at value (including securities loaned of $9,088,353) - See accompanying schedule: Unaffiliated issuers (cost $1,355,296,447)	$ 1,380,322,116
Fidelity Central Funds (cost $104,015,916)	104,015,916
Total Investments (cost $1,459,312,363)		$ 1,484,338,032
Receivable for investments sold		11,859,671
Receivable for fund shares sold		10,246,536
Dividends receivable		4,474,051
Interest receivable		3,599,768
Distributions receivable from Fidelity Central Funds		35,375
Receivable for daily variation margin on futures contracts		1,034,550
Prepaid expenses		3,112
Other receivables		5,129
Total assets		1,515,596,224

Liabilities
Payable for investments purchased	$ 55,078,271
Payable for fund shares redeemed	2,839,557
Accrued management fee	648,068
Distribution and service plan fees payable	115,612
Other affiliated payables	282,390
Other payables and accrued expenses	68,144
Collateral on securities loaned, at value	9,042,878
Total liabilities		68,074,920

Net Assets		$ 1,447,521,304
Net Assets consist of:
Paid in capital		$ 1,650,572,495
Undistributed net investment income		6,866,560
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(235,671,658)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		25,753,907
Net Assets		$ 1,447,521,304

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

November 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($125,189,666 ÷ 11,618,800 shares)	$ 10.77

Maximum offering price per share (100/94.25 of $10.77)	$ 11.43
Class T: Net Asset Value and redemption price per share ($78,993,743 ÷ 7,335,407 shares)	$ 10.77

Maximum offering price per share (100/96.50 of $10.77)	$ 11.16
Class B: Net Asset Value and offering price per share ($12,754,216 ÷ 1,186,462 shares)A	$ 10.75

Class C: Net Asset Value and offering price per share ($59,463,791 ÷ 5,531,935 shares)A	$ 10.75

Strategic Dividend & Income: Net Asset Value, offering price and redemption price per share ($1,138,764,099 ÷ 105,274,745 shares)	$ 10.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,355,789 ÷ 2,994,835 shares)	$ 10.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2011

Investment Income
Dividends		$ 31,140,915
Interest		7,034,480
Income from Fidelity Central Funds		127,972
Total income		38,303,367

Expenses
Management fee	$ 5,484,459
Transfer agent fees	2,233,433
Distribution and service plan fees	1,229,728
Accounting and security lending fees	328,738
Custodian fees and expenses	38,947
Independent trustees' compensation	3,356
Registration fees	190,363
Audit	58,114
Legal	3,613
Miscellaneous	7,611
Total expenses before reductions	9,578,362
Expense reductions	(19,062)	9,559,300
Net investment income (loss)		28,744,067
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(336,632)
Foreign currency transactions	(74,979)
Futures contracts	206,816
Total net realized gain (loss)		(204,795)
Change in net unrealized appreciation (depreciation) on: Investment securities	47,013,274
Assets and liabilities in foreign currencies	6,835
Futures contracts	729,293
Total change in net unrealized appreciation (depreciation)		47,749,402
Net gain (loss)		47,544,607
Net increase (decrease) in net assets resulting from operations		$ 76,288,674

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2011	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,744,067	$ 17,617,067
Net realized gain (loss)	(204,795)	71,396,730
Change in net unrealized appreciation (depreciation)	47,749,402	1,991,620
Net increase (decrease) in net assets resulting from operations	76,288,674	91,005,417
Distributions to shareholders from net investment income	(27,801,821)	(13,949,511)
Share transactions - net increase (decrease)	643,900,038	26,548,115
Total increase (decrease) in net assets	692,386,891	103,604,021

Net Assets
Beginning of period	755,134,413	651,530,392
End of period (including undistributed net investment income of $6,866,560 and undistributed net investment income of $7,087,387, respectively)	$ 1,447,521,304	$ 755,134,413

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 9.13	$ 6.87	$ 13.28	$ 13.66
Income from Investment Operations
Net investment income (loss) C	.30	.23 F	.23	.23	.20
Net realized and unrealized gain (loss)	.55	1.05	2.25	(5.77)	.28
Total from investment operations	.85	1.28	2.48	(5.54)	.48
Distributions from net investment income	(.31)	(.18)	(.22)	(.26)	(.20)
Distributions from net realized gain	-	-	-	(.61)	(.66)
Total distributions	(.31)	(.18)	(.22)	(.87)	(.86)
Net asset value, end of period	$ 10.77	$ 10.23	$ 9.13	$ 6.87	$ 13.28
Total Return A,B	8.30%	14.16%	37.12%	(44.44)%	3.59%
Ratios to Average Net Assets D,G
Expenses before reductions	1.14%	1.16%	1.21%	1.11%	1.10%
Expenses net of fee waivers, if any	1.14%	1.16%	1.21%	1.11%	1.10%
Expenses net of all reductions	1.14%	1.16%	1.21%	1.11%	1.09%
Net investment income (loss)	2.76%	2.38% F	3.08%	2.05%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,190	$ 77,340	$ 74,580	$ 70,691	$ 166,554
Portfolio turnover rate E	56%	130%	100%	114%	90%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.22	$ 9.12	$ 6.87	$ 13.26	$ 13.64
Income from Investment Operations
Net investment income (loss) C	.27	.21 F	.21	.20	.17
Net realized and unrealized gain (loss)	.56	1.05	2.25	(5.75)	.27
Total from investment operations	.83	1.26	2.46	(5.55)	.44
Distributions from net investment income	(.28)	(.16)	(.21)	(.23)	(.16)
Distributions from net realized gain	-	-	-	(.61)	(.66)
Total distributions	(.28)	(.16)	(.21)	(.84)	(.82)
Net asset value, end of period	$ 10.77	$ 10.22	$ 9.12	$ 6.87	$ 13.26
Total Return A,B	8.14%	13.92%	36.63%	(44.51)%	3.34%
Ratios to Average Net Assets D,G
Expenses before reductions	1.37%	1.39%	1.45%	1.35%	1.32%
Expenses net of fee waivers, if any	1.37%	1.39%	1.45%	1.35%	1.32%
Expenses net of all reductions	1.37%	1.39%	1.45%	1.35%	1.32%
Net investment income (loss)	2.52%	2.16% F	2.84%	1.81%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,994	$ 59,931	$ 60,134	$ 58,677	$ 158,962
Portfolio turnover rate E	56%	130%	100%	114%	90%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 9.10	$ 6.85	$ 13.23	$ 13.61
Income from Investment Operations
Net investment income (loss) C	.21	.16 F	.17	.14	.09
Net realized and unrealized gain (loss)	.55	1.05	2.25	(5.75)	.28
Total from investment operations	.76	1.21	2.42	(5.61)	.37
Distributions from net investment income	(.21)	(.11)	(.17)	(.16)	(.09)
Distributions from net realized gain	-	-	-	(.61)	(.66)
Total distributions	(.21)	(.11)	(.17)	(.77)	(.75)
Net asset value, end of period	$ 10.75	$ 10.20	$ 9.10	$ 6.85	$ 13.23
Total Return A,B	7.48%	13.31%	36.06%	(44.88)%	2.79%
Ratios to Average Net Assets D,G
Expenses before reductions	1.93%	1.94%	1.98%	1.92%	1.91%
Expenses net of fee waivers, if any	1.93%	1.94%	1.98%	1.92%	1.91%
Expenses net of all reductions	1.92%	1.94%	1.98%	1.91%	1.91%
Net investment income (loss)	1.97%	1.60% F	2.31%	1.25%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,754	$ 15,442	$ 16,098	$ 15,375	$ 37,288
Portfolio turnover rate E	56%	130%	100%	114%	90%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 9.11	$ 6.85	$ 13.23	$ 13.61
Income from Investment Operations
Net investment income (loss) C	.22	.16 F	.18	.14	.10
Net realized and unrealized gain (loss)	.55	1.05	2.25	(5.75)	.27
Total from investment operations	.77	1.21	2.43	(5.61)	.37
Distributions from net investment income	(.23)	(.11)	(.17)	(.16)	(.09)
Distributions from net realized gain	-	-	-	(.61)	(.66)
Total distributions	(.23)	(.11)	(.17)	(.77)	(.75)
Net asset value, end of period	$ 10.75	$ 10.21	$ 9.11	$ 6.85	$ 13.23
Total Return A,B	7.54%	13.33%	36.15%	(44.87)%	2.84%
Ratios to Average Net Assets D,G
Expenses before reductions	1.88%	1.91%	1.96%	1.88%	1.85%
Expenses net of fee waivers, if any	1.88%	1.91%	1.96%	1.88%	1.85%
Expenses net of all reductions	1.87%	1.91%	1.96%	1.88%	1.85%
Net investment income (loss)	2.02%	1.63% F	2.33%	1.29%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,464	$ 39,889	$ 39,920	$ 42,499	$ 106,122
Portfolio turnover rate E	56%	130%	100%	114%	90%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend & Income

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 9.16	$ 6.90	$ 13.33	$ 13.70
Income from Investment Operations
Net investment income (loss) B	.33	.27 E	.26	.26	.25
Net realized and unrealized gain (loss)	.56	1.05	2.25	(5.78)	.27
Total from investment operations	.89	1.32	2.51	(5.52)	.52
Distributions from net investment income	(.34)	(.21)	(.25)	(.30)	(.23)
Distributions from net realized gain	-	-	-	(.61)	(.66)
Total distributions	(.34)	(.21)	(.25)	(.91)	(.89)
Net asset value, end of period	$ 10.82	$ 10.27	$ 9.16	$ 6.90	$ 13.33
Total Return A	8.69%	14.57%	37.37%	(44.24)%	3.92%
Ratios to Average Net Assets C,F
Expenses before reductions	.84%	.86%	.93%	.81%	.79%
Expenses net of fee waivers, if any	.84%	.86%	.93%	.81%	.79%
Expenses net of all reductions	.84%	.86%	.92%	.81%	.78%
Net investment income (loss)	3.06%	2.68% E	3.36%	2.35%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,138,764	$ 542,828	$ 444,401	$ 392,340	$ 1,172,143
Portfolio turnover rate D	56%	130%	100%	114%	90%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 9.15	$ 6.89	$ 13.31	$ 13.68
Income from Investment Operations
Net investment income (loss) B	.33	.27 E	.25	.26	.24
Net realized and unrealized gain (loss)	.55	1.06	2.26	(5.77)	.28
Total from investment operations	.88	1.33	2.51	(5.51)	.52
Distributions from net investment income	(.34)	(.22)	(.25)	(.30)	(.23)
Distributions from net realized gain	-	-	-	(.61)	(.66)
Total distributions	(.34)	(.22)	(.25)	(.91)	(.89)
Net asset value, end of period	$ 10.80	$ 10.26	$ 9.15	$ 6.89	$ 13.31
Total Return A	8.61%	14.61%	37.44%	(44.23)%	3.94%
Ratios to Average Net Assets C,F
Expenses before reductions	.83%	.83%	.91%	.83%	.81%
Expenses net of fee waivers, if any	.83%	.83%	.91%	.83%	.81%
Expenses net of all reductions	.82%	.83%	.91%	.83%	.80%
Net investment income (loss)	3.07%	2.71% E	3.38%	2.34%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,356	$ 19,705	$ 16,397	$ 18,141	$ 36,369
Portfolio turnover rate D	56%	130%	100%	114%	90%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2011

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, partnerships, futures transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 81,490,866
Gross unrealized depreciation	(59,637,309)
Net unrealized appreciation (depreciation) on securities and other investments	$ 21,853,557
Tax Cost	$ 1,462,484,475

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 7,483,979
Capital loss carryforward	$ (231,657,443)
Net unrealized appreciation (depreciation)	$ 21,852,502

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

The tax character of distributions paid was as follows:

	November 30, 2011	November 30, 2010
Ordinary Income	$ 27,801,821	$ 13,949,511

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $206,816 and a change in net unrealized appreciation (depreciation) of $729,293 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Annual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,143,374,950 and $534,051,971, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 241,369	$ 7,086
Class T	.25%	.25%	342,676	35
Class B	.75%	.25%	139,569	104,704
Class C	.75%	.25%	506,114	59,038
			$ 1,229,728	$ 170,863

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 83,098
Class T	17,222
Class B*	27,242
Class C*	3,632
$ 131,194

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 259,673.27
Class T	171,945.25
Class B	42,311.30
Class C	128,506.25
Strategic Dividend & Income	1,580,589.22
Institutional Class	50,409.20
	$ 2,233,433

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,070 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,684 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $71,353, including $248 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $18,996 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $66.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2011	2010
From net investment income
Class A	$ 2,587,613	$ 1,436,059
Class T	1,704,694	1,019,779
Class B	280,877	178,406
Class C	1,020,378	458,690
Strategic Dividend & Income	21,465,836	10,471,304
Institutional Class	742,423	385,273
Total	$ 27,801,821	$ 13,949,511

Annual Report

Notes to Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2011	2010	2011	2010
Class A
Shares sold	6,370,733	1,539,594	$ 68,969,904	$ 15,272,519
Reinvestment of distributions	204,832	126,020	2,192,524	1,236,727
Shares redeemed	(2,516,846)	(2,275,429)	(27,167,536)	(22,373,404)
Net increase (decrease)	4,058,719	(609,815)	$ 43,994,892	$ (5,864,158)
Class T
Shares sold	2,579,895	545,436	$ 28,319,919	$ 5,340,536
Reinvestment of distributions	139,144	91,121	1,487,091	894,447
Shares redeemed	(1,246,104)	(1,365,821)	(13,509,244)	(13,450,403)
Net increase (decrease)	1,472,935	(729,264)	$ 16,297,766	$ (7,215,420)
Class B
Shares sold	243,843	148,878	$ 2,694,364	$ 1,456,537
Reinvestment of distributions	21,552	15,666	228,996	153,815
Shares redeemed	(593,164)	(419,454)	(6,445,266)	(4,119,270)
Net increase (decrease)	(327,769)	(254,910)	$ (3,521,906)	$ (2,508,918)
Class C
Shares sold	2,565,526	654,812	$ 27,603,949	$ 6,452,052
Reinvestment of distributions	79,045	37,930	845,026	372,596
Shares redeemed	(1,020,386)	(1,167,707)	(11,057,139)	(11,468,194)
Net increase (decrease)	1,624,185	(474,965)	$ 17,391,836	$ (4,643,546)
Strategic Dividend & Income
Shares sold	77,518,553	17,438,425	$ 830,288,118	$ 174,394,833
Reinvestment of distributions	1,785,084	937,098	19,078,089	9,236,339
Shares redeemed	(26,893,398)	(14,013,404)	(291,523,663)	(138,172,256)
Net increase (decrease)	52,410,239	4,362,119	$ 557,842,544	$ 45,458,916
Institutional Class
Shares sold	2,029,007	507,702	$ 21,927,808	$ 5,040,135
Reinvestment of distributions	53,967	29,875	579,663	293,925
Shares redeemed	(1,009,445)	(408,153)	(10,612,565)	(4,012,819)
Net increase (decrease)	1,073,529	129,424	$ 11,894,906	$ 1,321,241

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Salem Street Trust) at November 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2011 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 20, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Strategic Dividend & Income Fund designates 14%, 95%, 95%, and 95% of the dividends distributed in December 2010, April 2011, July 2011 and October 2011, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Strategic Dividend & Income Fund designates 39%, 100%, 100%, and 100% of the dividends distributed in December 2010, April 2011, July 2011 and October 2011, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Dividend & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Institutional Class and the retail class ranked below its competitive median for 2010 and the total expense ratio of each of Class T, Class B, and Class C ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board also considered that the total expense ratio of each of Class B and Class C was above the median primarily due to smaller average account and fund sizes that result in higher transfer agent fees and other expenses. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Annual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SDI-UANN-0112
1.802527.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Dividend & Income®

Fund - Class A, Class T,
Class B and Class C

Annual Report

November 30, 2011

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic
Dividend & Income® Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(The Chairman's photo appears here.)

Dear Shareholder:

The unusually high level of volatility that global equity markets have experienced since early August continued through the end of November. Most major indexes were unable to gain much traction during this time frame, as concern about the sovereign debt crisis in Europe continued to overshadow strong corporate earnings and better-than-expected economic news. High-grade bonds, meanwhile, fared slightly better amid periodic flights to quality. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2011	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	2.08%	-1.66%	3.58%
Class T (incl. 3.50% sales charge)	4.36%	-1.41%	3.66%
Class B (incl. contingent deferred sales charge) B	2.48%	-1.59%	3.63%
Class C (incl. contingent deferred sales charge) C	6.54%	-1.21%	3.59%

A From December 23, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor ® Strategic Dividend & Income ® Fund - Class A on December 23, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Extreme volatility took center stage during the 12 months ending November 30, 2011, stealing the spotlight from an improving U.S. economy. Earlier in the year, aggressive monetary stimulus by the federal government, improving credit-market conditions and solid corporate earnings buoyed asset prices. As the period progressed, however, fresh worries about sovereign debt in Europe, inflation in China, gridlock over raising the debt ceiling in the U.S. - along with Standard & Poor's downgrade of the nation's long-term sovereign credit rating - and a dimmed outlook for global growth punctured investor confidence and ignited volatility. For the year, three of the four asset classes that make up the Composite index for Fidelity Advisor® Strategic Dividend & Income® Fund turned in gains. Fueled by investors' appetite for higher-risk assets during the period's first half, the MSCI® USA High Dividend Yield Index, a measure of mid- and large-cap stocks with a high dividend yield, and the FTSE® NAREIT® Equity REITs Index performed best, returning 16.44% and 8.29%, respectively. Preferred stocks - which tend to be more defensive than common equities - gained 3.51%, as measured by The BofA Merrill LynchSM Fixed Rate Preferred Securities Index. Convertible bonds were the only asset class to decline, with The BofA Merrill LynchSM All US Convertibles Index ex Traditional Convertible PreferredsSM falling 1.90%.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Portfolio Managers of Fidelity Advisor® Strategic Dividend & Income® Fund: For the year, the fund's Class A, Class T, Class B and Class C shares rose 8.30%, 8.14%, 7.48% and 7.54%, respectively (excluding sales charges), compared with the 9.89% return of the Fidelity Strategic Dividend & Income Composite Index. A below-index stake in preferred stocks and an underweighting in REITs during the period's second half contributed. A small average cash position detracted from results, however, asset allocation was a modest contributor to performance. Security selection was a significant detractor. The equity-income sleeve produced the strongest absolute result, achieving a healthy double-digit return, but was the biggest relative detractor due mostly to picks in energy and utilities. The REIT subportfolio performed roughly in line with its index overall, but had a difficult second half of the period, mainly due to weak results from its holdings in the real-estate related category. Despite producing the smallest absolute return of the four subportfolios, the convertible securities sleeve beat its benchmark, thanks largely to successful security selection in materials and health care. Meanwhile, the preferred securities subportfolio showed solid outperformance, bolstered by good picks in diversified financials.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to November 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period* June 1, 2011 to November 30, 2011
Class A	1.14%
Actual		$ 1,000.00	$ 940.40	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.77
Class T	1.38%
Actual		$ 1,000.00	$ 939.30	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.98
Class B	1.92%
Actual		$ 1,000.00	$ 936.90	$ 9.32
HypotheticalA		$ 1,000.00	$ 1,015.44	$ 9.70
Class C	1.87%
Actual		$ 1,000.00	$ 936.80	$ 9.08
HypotheticalA		$ 1,000.00	$ 1,015.69	$ 9.45
Strategic Dividend & Income	.84%
Actual		$ 1,000.00	$ 942.20	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.86	$ 4.26
Institutional Class	.83%
Actual		$ 1,000.00	$ 941.90	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,020.91	$ 4.20

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.8	5.0
Chevron Corp.	2.5	2.4
Microsoft Corp.	2.3	1.7
Procter & Gamble Co.	2.1	2.3
AT&T, Inc.	1.9	2.1
Pfizer, Inc.	1.8	2.6
Johnson & Johnson	1.8	1.9
The Coca-Cola Co.	1.6	1.9
Simon Property Group, Inc.	1.6	1.5
Philip Morris International, Inc.	1.6	1.5
	22.0
Top Five Market Sectors as of November 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.4	28.3
Consumer Staples	11.8	10.8
Energy	10.8	11.2
Health Care	8.9	9.8
Information Technology	7.5	7.6
Asset Allocation (% of fund's net assets)
As of November 30, 2011 *		As of May 31, 2011 **
	Common Stocks 63.6%		Common Stocks 66.1%
	Preferred Stocks 14.5%		Preferred Stocks 16.4%
	Convertible Bonds 8.5%		Convertible Bonds 8.9%
	Other Investments 8.6%		Other Investments 5.9%
	Short-Term Investments and Net Other Assets 4.8%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	6.1%	** Foreign investments	5.6%

Annual Report

Investments November 30, 2011

Showing Percentage of Net Assets

Corporate Bonds - 14.9%
	Principal Amount	Value
Convertible Bonds - 8.5%
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16	$ 1,850,000	$ 2,609,240
Diversified Consumer Services - 0.5%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	3,420,000	6,370,092
Hotels, Restaurants & Leisure - 0.4%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	3,070,000	3,219,509
MGM Mirage, Inc. 4.25% 4/15/15	2,710,000	2,523,688
		5,743,197
Media - 0.1%
Virgin Media, Inc. 6.5% 11/15/16	1,410,000	1,992,753
TOTAL CONSUMER DISCRETIONARY		16,715,282
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Exterran Holdings, Inc. 4.25% 6/15/14	1,050,000	962,063
Oil States International, Inc. 2.375% 7/1/25	110,000	261,525
		1,223,588
Oil, Gas & Consumable Fuels - 0.9%
Alpha Natural Resources, Inc. 2.375% 4/15/15	680,000	636,004
Chesapeake Energy Corp. 2.5% 5/15/37	7,020,000	6,592,482
Peabody Energy Corp. 4.75% 12/15/66	820,000	857,925
Pioneer Natural Resources Co. 2.875% 1/15/38	840,000	1,368,150
Western Refining, Inc. 5.75% 6/15/14	3,480,000	4,584,900
		14,039,461
TOTAL ENERGY		15,263,049
FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Digital Realty Trust LP 5.5% 4/15/29 (f)	720,000	1,132,776
HEALTH CARE - 1.3%
Biotechnology - 0.7%
Amgen, Inc. 0.375% 2/1/13	3,480,000	3,436,500
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	220,000	391,754
Gilead Sciences, Inc. 1.625% 5/1/16	5,500,000	6,115,313
Incyte Corp. 4.75% 10/1/15	170,000	299,659
		10,243,226
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.3%
Teleflex, Inc. 3.875% 8/1/17	$ 3,850,000	$ 4,611,530
Health Care Providers & Services - 0.1%
Health Management Associates, Inc. 3.75% 5/1/28 (f)	760,000	813,884
LifePoint Hospitals, Inc. 3.5% 5/15/14	620,000	642,878
		1,456,762
Pharmaceuticals - 0.2%
Mylan, Inc. 3.75% 9/15/15	1,580,000	2,535,900
TOTAL HEALTH CARE		18,847,418
INDUSTRIALS - 0.6%
Commercial Services & Supplies - 0.4%
Covanta Holding Corp. 3.25% 6/1/14	4,450,000	4,879,114
Construction & Engineering - 0.2%
MasTec, Inc. 4.25% 12/15/14	2,640,000	3,354,450
Machinery - 0.0%
Navistar International Corp. 3% 10/15/14	390,000	415,838
TOTAL INDUSTRIALS		8,649,402
INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16 (f)	3,000,000	3,157,500
Computers & Peripherals - 0.4%
EMC Corp. 1.75% 12/1/13	2,350,000	3,558,781
SanDisk Corp. 1.5% 8/15/17	2,210,000	2,571,888
		6,130,669
Electronic Equipment & Components - 0.1%
Vishay Intertechnology, Inc. 2.25% 11/15/40 (f)	1,180,000	1,004,475
Internet Software & Services - 0.5%
Equinix, Inc.:
3% 10/15/14	3,720,000	4,120,272
4.75% 6/15/16	1,620,000	2,251,800
VeriSign, Inc. 3.25% 8/15/37	430,000	488,588
		6,860,660
IT Services - 0.2%
CACI International, Inc. 2.125% 5/1/14	2,580,000	3,054,204
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology, Inc. 1.875% 8/1/31 (f)	$ 2,750,000	$ 2,358,125
Novellus Systems, Inc. 2.625% 5/15/41 (f)	1,070,000	1,086,050
ON Semiconductor Corp. 2.625% 12/15/26	1,000,000	1,091,250
		4,535,425
Software - 1.0%
Microsoft Corp. 0% 6/15/13 (f)	5,210,000	5,278,381
Nuance Communications, Inc. 2.75% 11/1/31 (f)	1,600,000	1,705,120
Symantec Corp. 1% 6/15/13	6,680,000	7,607,852
		14,591,353
TOTAL INFORMATION TECHNOLOGY		39,334,286
MATERIALS - 0.9%
Metals & Mining - 0.8%
Newmont Mining Corp.:
1.25% 7/15/14	3,100,000	4,808,875
1.625% 7/15/17	4,000,000	6,410,000
United States Steel Corp. 4% 5/15/14	400,000	442,000
		11,660,875
Paper & Forest Products - 0.1%
Rayonier TRS Holdings, Inc.:
3.75% 10/15/12	550,000	641,438
4.5% 8/15/15 (f)	1,130,000	1,508,550
		2,149,988
TOTAL MATERIALS		13,810,863
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	7,120,000	2,732,300
Level 3 Communications, Inc. 6.5% 10/1/16	790,000	1,083,288
		3,815,588
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
UTILITIES - 0.4%
Multi-Utilities - 0.4%
CMS Energy Corp. 5.5% 6/15/29	$ 3,620,000	$ 5,574,800
TOTAL CONVERTIBLE BONDS		123,143,464
Nonconvertible Bonds - 6.4%
CONSUMER DISCRETIONARY - 1.1%
Diversified Consumer Services - 0.3%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(i)	4,170,000	4,211,700
Hotels, Restaurants & Leisure - 0.7%
FelCor Lodging LP 10% 10/1/14	2,299,000	2,494,415
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,595,000	3,819,688
MGM Mirage, Inc. 6.625% 7/15/15	3,200,000	3,008,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)	500,000	521,250
		9,843,353
Media - 0.1%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	2,495,000	2,544,900
TOTAL CONSUMER DISCRETIONARY		16,599,953
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.9%
Rite Aid Corp. 9.375% 12/15/15	4,400,000	3,971,000
Tops Markets LLC 10.125% 10/15/15	8,205,000	8,451,150
		12,422,150
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Western Refining, Inc. 11.25% 6/15/17 (f)	6,535,000	7,172,163
FINANCIALS - 1.5%
Capital Markets - 0.3%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,500,000	3,462,302
Lehman Brothers Holdings, Inc. 1.1556% (d)(i)	1,000,000	100
		3,462,402
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 0.6%
BAC Capital Trust VI 5.625% 3/8/35	$ 1,500,000	$ 1,200,000
Capital One Capital IV 6.745% 2/17/37 (i)	2,000,000	1,960,000
CIT Group, Inc. 7% 5/2/17 (f)	3,500,000	3,395,000
PNC Financial Services Group, Inc. 6.75% (g)(i)	1,500,000	1,447,500
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	996,880
		8,999,380
Diversified Financial Services - 0.6%
Goldman Sachs Capital II 5.793% (g)(i)	2,500,000	1,606,250
PNC Preferred Funding Trust II 6.113% (f)(g)(i)	2,000,000	1,420,000
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	5,025,000	5,583,780
		8,610,030
TOTAL FINANCIALS		21,071,812
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	985,000	962,838
INDUSTRIALS - 1.1%
Commercial Services & Supplies - 1.1%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(i)	6,620,000	6,752,400
International Lease Finance Corp.:
8.25% 12/15/20	705,000	697,950
8.625% 9/15/15	5,450,000	5,409,125
8.875% 9/1/17	3,580,000	3,615,800
		16,475,275
MATERIALS - 0.4%
Paper & Forest Products - 0.4%
ABI Escrow Corp. 10.25% 10/15/18 (f)	5,820,000	6,314,700
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	7,245,000	6,122,025
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. 7.375% 8/1/15	$ 1,500,000	$ 1,320,000
Sprint Nextel Corp. 6% 12/1/16	2,000,000	1,595,000
		2,915,000
TOTAL TELECOMMUNICATION SERVICES		9,037,025
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,000,000	3,000,000
TOTAL NONCONVERTIBLE BONDS		93,055,916
TOTAL CORPORATE BONDS (Cost $222,221,664)		216,199,380
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.02% 1/12/12 (h) (Cost $1,799,954)	1,800,000	1,799,975
Common Stocks - 63.6%
	Shares
CONSUMER DISCRETIONARY - 4.0%
Automobiles - 0.0%
Honda Motor Co. Ltd. sponsored ADR	12,000	379,800
Hotels, Restaurants & Leisure - 1.6%
Brinker International, Inc.	28,000	674,240
Darden Restaurants, Inc.	36,700	1,750,957
McDonald's Corp.	204,700	19,552,944
Starbucks Corp.	41,200	1,791,376
		23,769,517
Media - 1.0%
Comcast Corp. Class A	164,300	3,724,681
Time Warner Cable, Inc.	73,500	4,445,280
Time Warner, Inc.	179,300	6,243,226
		14,413,187
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.1%
Foot Locker, Inc.	87,800	$ 2,071,202
Home Depot, Inc.	281,100	11,024,742
The Cato Corp. Class A (sub. vtg.)	27,000	690,930
TJX Companies, Inc.	30,100	1,857,170
		15,644,044
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	30,900	4,285,521
TOTAL CONSUMER DISCRETIONARY		58,492,069
CONSUMER STAPLES - 10.7%
Beverages - 3.0%
Anheuser-Busch InBev SA NV ADR	32,500	1,950,000
Diageo PLC sponsored ADR	7,700	659,197
Dr Pepper Snapple Group, Inc.	83,000	3,031,990
PepsiCo, Inc.	213,600	13,670,400
The Coca-Cola Co.	351,100	23,604,453
		42,916,040
Food & Staples Retailing - 1.0%
Sysco Corp.	83,600	2,385,944
Wal-Mart Stores, Inc.	201,500	11,868,350
		14,254,294
Food Products - 0.9%
Danone	53,900	3,552,502
Kraft Foods, Inc. Class A	280,900	10,154,535
		13,707,037
Household Products - 3.4%
Colgate-Palmolive Co.	101,400	9,278,100
Kimberly-Clark Corp.	129,800	9,276,806
Procter & Gamble Co.	473,458	30,571,183
		49,126,089
Tobacco - 2.4%
Altria Group, Inc.	76,300	2,189,047
British American Tobacco PLC sponsored ADR	37,500	3,493,125
Imperial Tobacco Group PLC	31,849	1,143,630
Japan Tobacco, Inc.	582	2,793,242
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	21,100	$ 2,355,182
Philip Morris International, Inc.	306,418	23,361,308
		35,335,534
TOTAL CONSUMER STAPLES		155,338,994
ENERGY - 9.1%
Energy Equipment & Services - 0.3%
Ensco International Ltd. ADR	62,200	3,232,534
Oil, Gas & Consumable Fuels - 8.8%
Atlas Pipeline Partners, LP	28,800	1,002,240
Bonavista Energy Corp.	17,000	445,522
Chevron Corp.	356,200	36,624,484
Exxon Mobil Corp.	852,300	68,559,000
Legacy Reserves LP	15,800	423,756
Marathon Oil Corp.	118,400	3,310,464
Marathon Petroleum Corp.	105,850	3,534,332
Penn West Petroleum Ltd.	22,800	418,468
Royal Dutch Shell PLC Class A sponsored ADR	191,200	13,384,000
		127,702,266
TOTAL ENERGY		130,934,800
FINANCIALS - 15.6%
Commercial Banks - 0.3%
Australia & New Zealand Banking Group Ltd.	57,043	1,212,010
M&T Bank Corp.	25,100	1,831,798
U.S. Bancorp	54,100	1,402,272
		4,446,080
Diversified Financial Services - 0.1%
JPMorgan Chase & Co.	68,800	2,130,736
Insurance - 1.4%
ACE Ltd.	41,400	2,878,542
AFLAC, Inc.	82,800	3,596,832
Axis Capital Holdings Ltd.	68,600	2,190,398
MetLife, Inc. unit	78,900	4,814,478
The Travelers Companies, Inc.	111,400	6,266,250
Willis Group Holdings Pub Ltd. Co.	25,400	895,604
		20,642,104
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 13.6%
Acadia Realty Trust (SBI)	228,200	$ 4,468,156
Alexandria Real Estate Equities, Inc.	64,459	4,225,932
AvalonBay Communities, Inc.	20,628	2,575,406
Boston Properties, Inc.	95,315	9,091,145
Brandywine Realty Trust (SBI)	44,200	384,982
Camden Property Trust (SBI)	126,487	7,302,095
CBL & Associates Properties, Inc.	361,869	5,171,108
Chesapeake Lodging Trust	230,363	3,662,772
DCT Industrial Trust, Inc.	394,400	1,897,064
DDR Corp.	584,200	6,829,298
DiamondRock Hospitality Co.	373,410	3,278,540
Digital Realty Trust, Inc. (e)	113,884	7,231,634
Douglas Emmett, Inc.	273,086	4,910,086
Education Realty Trust, Inc.	495,500	4,618,060
Equity Residential (SBI)	141,769	7,824,231
Essex Property Trust, Inc.	64,232	8,533,221
Excel Trust, Inc.	91,755	1,008,387
Glimcher Realty Trust	326,831	2,843,430
HCP, Inc.	107,938	4,171,804
Health Care REIT, Inc. (e)	57,275	2,873,487
Highwoods Properties, Inc. (SBI)	174,948	5,045,500
Host Hotels & Resorts, Inc.	220,873	3,125,353
Kite Realty Group Trust	187,334	790,549
Lexington Corporate Properties Trust	434,300	3,291,994
LTC Properties, Inc.	25,000	718,750
National Retail Properties, Inc.	121,900	3,225,474
Post Properties, Inc.	118,241	4,728,458
Prologis, Inc.	431,345	12,000,018
Public Storage	119,820	15,804,258
Sabra Health Care REIT, Inc.	56,600	599,960
Simon Property Group, Inc.	188,281	23,410,860
SL Green Realty Corp.	114,300	7,525,512
Stag Industrial, Inc.	77,100	808,779
Sunstone Hotel Investors, Inc. (a)	202,336	1,541,800
The Macerich Co.	76,646	3,839,965
Ventas, Inc.	258,155	13,620,258
Vornado Realty Trust	47,699	3,551,191
		196,529,517
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	61,000	$ 740,540
The St. Joe Co. (a)(e)	73,050	1,050,459
		1,790,999
Thrifts & Mortgage Finance - 0.1%
People's United Financial, Inc.	68,800	856,560
TOTAL FINANCIALS		226,395,996
HEALTH CARE - 7.0%
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	94,900	4,902,534
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	198,400	3,085,120
Emeritus Corp. (a)	158,131	2,514,283
Sunrise Senior Living, Inc. (a)	133,404	671,022
		6,270,425
Pharmaceuticals - 6.2%
Abbott Laboratories	172,800	9,426,240
Eli Lilly & Co.	173,200	6,555,620
GlaxoSmithKline PLC sponsored ADR	118,950	5,290,896
Johnson & Johnson	394,944	25,560,776
Merck & Co., Inc.	205,490	7,346,268
Pfizer, Inc.	1,307,700	26,245,539
Roche Holding AG sponsored ADR	116,900	4,642,099
Sanofi-aventis sponsored ADR	128,600	4,502,286
		89,569,724
TOTAL HEALTH CARE		100,742,683
INDUSTRIALS - 4.9%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	146,900	7,954,635
Raytheon Co.	47,100	2,146,347
The Boeing Co.	141,600	9,726,504
United Technologies Corp.	64,000	4,902,400
		24,729,886
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	142,400	10,217,200
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.5%
Pitney Bowes, Inc. (e)	51,900	$ 966,897
Republic Services, Inc.	142,900	3,922,605
Waste Management, Inc.	60,900	1,906,170
		6,795,672
Electrical Equipment - 0.6%
Emerson Electric Co.	168,200	8,788,450
Industrial Conglomerates - 1.0%
3M Co.	114,800	9,303,392
General Electric Co.	340,153	5,411,834
		14,715,226
Road & Rail - 0.4%
Norfolk Southern Corp.	75,600	5,710,824
TOTAL INDUSTRIALS		70,957,258
INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 0.0%
Motorola Solutions, Inc.	15,900	742,053
IT Services - 0.6%
Accenture PLC Class A	37,500	2,172,375
Automatic Data Processing, Inc.	120,900	6,176,781
		8,349,156
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	128,800	4,489,968
Intel Corp.	414,700	10,330,177
Intersil Corp. Class A	541,000	5,750,830
KLA-Tencor Corp.	59,900	2,761,390
Linear Technology Corp.	105,500	3,231,465
Microchip Technology, Inc. (e)	41,000	1,431,310
		27,995,140
Software - 2.3%
Microsoft Corp.	1,275,400	32,624,732
TOTAL INFORMATION TECHNOLOGY		69,711,081
Common Stocks - continued
	Shares	Value
MATERIALS - 0.9%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	49,400	$ 4,137,250
E.I. du Pont de Nemours & Co.	157,200	7,501,584
		11,638,834
Paper & Forest Products - 0.1%
MeadWestvaco Corp.	28,900	862,665
TOTAL MATERIALS		12,501,499
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	924,600	26,794,908
CenturyLink, Inc.	121,900	4,573,688
		31,368,596
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	2,170,700	5,878,192
TOTAL TELECOMMUNICATION SERVICES		37,246,788
UTILITIES - 4.0%
Electric Utilities - 3.2%
American Electric Power Co., Inc.	189,400	7,515,392
Duke Energy Corp.	170,500	3,554,925
Edison International	178,000	6,997,180
El Paso Electric Co.	21,200	731,824
NextEra Energy, Inc.	178,400	9,890,496
PPL Corp.	305,592	9,173,872
Southern Co.	197,000	8,650,270
		46,513,959
Gas Utilities - 0.2%
ONEOK, Inc.	34,500	2,869,020
Multi-Utilities - 0.6%
National Grid PLC	300,600	2,955,030
Sempra Energy	102,200	5,436,018
		8,391,048
TOTAL UTILITIES		57,774,027
TOTAL COMMON STOCKS (Cost $870,843,296)		920,095,195
Preferred Stocks - 14.5%
	Shares	Value
Convertible Preferred Stocks - 3.9%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.5%
General Motors Co. 4.75%	222,984	$ 7,612,674
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	2,044	1,908,299
TOTAL CONSUMER DISCRETIONARY		9,520,973
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. 6.00%	19,400	1,103,472
ATP Oil & Gas Corp.:
8.00% (f)	11,600	448,050
Series B, 8.00%	26,000	1,004,250
		2,555,772
FINANCIALS - 1.3%
Commercial Banks - 0.4%
Wells Fargo & Co. 7.50%	5,890	6,208,060
Diversified Financial Services - 0.6%
AMG Capital Trust I 5.10%	23,800	1,042,738
Bank of America Corp. Series L, 7.25%	6,110	4,735,189
Citigroup, Inc. 7.50%	41,900	3,530,075
		9,308,002
Real Estate Investment Trusts - 0.3%
FelCor Lodging Trust, Inc. Series A, 1.95%	49,500	1,056,825
Health Care REIT, Inc. Series I, 6.50%	59,100	2,892,206
		3,949,031
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 12.00% (f)	3,700	47,323
TOTAL FINANCIALS		19,512,416
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	14,312	3,120,016
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
HealthSouth Corp. Series A 6.50%	4,308	$ 3,765,321
TOTAL HEALTH CARE		6,885,337
INDUSTRIALS - 0.2%
Professional Services - 0.2%
Nielsen Holdings B.V. 6.25%	53,800	2,992,625
MATERIALS - 0.4%
Metals & Mining - 0.4%
AngloGold Ashanti Holdings Finance PLC 6.00%	99,700	5,237,241
UTILITIES - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc. 7.00%	29,000	1,525,400
PPL Corp. 8.75%	159,400	8,747,075
		10,272,475
TOTAL CONVERTIBLE PREFERRED STOCKS		56,976,839
Nonconvertible Preferred Stocks - 10.6%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
CBS Corp. 6.75%	65,000	1,676,350
Comcast Corp. 6.625%	28,660	739,715
Viacom, Inc. 6.85%	76,000	1,911,400
		4,327,465
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
H.J. Heinz Finance Co. 8.00% (f)	28	2,926,000
FINANCIALS - 8.5%
Capital Markets - 1.0%
BNY Capital V 5.95%	40,000	1,015,200
Deutsche Bank Contingent Capital Trust II 6.55%	91,000	1,779,050
Goldman Sachs Group, Inc.:
6.125%	120,000	2,932,800
Series C, 4.9931%	40,000	731,600
Series D	200,000	3,566,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XXVI 8.00%	77,000	$ 1,951,950
Morgan Stanley Capital I Trust 6.60%	140,000	2,977,800
		14,954,400
Commercial Banks - 1.5%
Barclays Bank PLC:
Series 2, 6.625%	47,200	935,504
Series 4, 7.75%	177,800	3,858,260
BB&T Capital Trust VI 9.60%	86,000	2,250,620
CoBank ACB 7.00% (f)	17,000	772,438
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	3,200,000
HSBC Holdings PLC Series B, 8.00%	75,400	1,945,320
Keycorp Capital IX 6.75%	6,882	174,803
U.S. Bancorp Series A, 3.50%	5,000	3,687,500
USB Capital XII 6.30%	88,361	2,235,533
Zions Bancorp.:
11.00% (a)	80,000	2,060,000
Series C, 9.50%	27,000	681,480
		21,801,458
Consumer Finance - 1.5%
GMAC LLC 7.00% (f)	28,010	18,766,700
HSBC USA, Inc. Series H, 6.50%	100,000	2,449,000
		21,215,700
Diversified Financial Services - 3.2%
Bank of America Corp.:
Series D, 6.204%	45,000	884,700
Series H, 8.20%	488,015	10,760,731
Citigroup Capital VIII 6.95%	236,811	5,636,102
Citigroup Capital XII 8.50%	491,000	12,373,200
Citigroup Capital XIII 7.875%	189,594	4,866,878
Deutsche Bank Capital Funding Trust VIII 6.375%	55,000	1,065,900
General Electric Capital Corp. 6.05%	40,000	1,020,400
GMAC Capital Trust I Series 2, 8.125%	295,092	5,606,748
JPMorgan Chase Capital XXIX 6.70%	155,000	3,943,200
		46,157,859
Insurance - 0.4%
MetLife, Inc. Series B, 6.50%	241,000	6,053,920
Real Estate Investment Trusts - 0.9%
CBL & Associates Properties, Inc. 7.375%	58,500	1,382,355
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Digital Realty Trust, Inc. Series E, 7.00%	20,000	$ 507,200
Hersha Hospitality Trust Series B, 8.00%	48,200	1,108,600
Public Storage:
Series M, 6.625%	50,000	1,270,500
Series R, 6.35%	111,600	2,951,820
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,028,826
Vornado Realty Trust Series E, 7.00%	40,000	1,016,000
		13,265,301
TOTAL FINANCIALS		123,448,638
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes International Holdings, Inc. 6.125% (f)	500	485,000
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. 7.50%	50,000	1,284,500
UTILITIES - 1.4%
Electric Utilities - 1.4%
Duquesne Light Co. 6.50% (a)	66,050	3,236,450
Nextera Energy Capital Holdings, Inc. 7.45%	60,000	1,582,800
PPL Electric Utilities Corp. 6.25%	299,000	7,605,813
Southern California Edison Co.:
6.125%	35,000	3,458,438
Series C, 6.00%	32,500	3,202,267
Series D, 6.50%	12,500	1,293,750
		20,379,518
TOTAL NONCONVERTIBLE PREFERRED STOCKS		152,851,121
TOTAL PREFERRED STOCKS (Cost $226,494,942)		209,827,960
Investment Companies - 0.2%

2010 Swift Mandatory Common Exchange Security Trust CEF (f) (Cost $3,852,183)	347,400	3,214,770
Floating Rate Loans - 0.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (i)	$ 1,246,875	$ 1,122,188
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Asurion LLC term loan 9% 5/24/19 (i)	8,015,000	7,724,857
TOTAL FLOATING RATE LOANS (Cost $9,125,417)		8,847,045
Preferred Securities - 1.4%

FINANCIALS - 1.4%
Commercial Banks - 0.9%
PNC Preferred Funding Trust I 6.517% (f)(g)(i)	11,000,000	8,071,562
SunTrust Preferred Capital I 5.853% 12/15/49 (i)	968,000	684,401
Wells Fargo & Co. 7.98% (g)(i)	4,500,000	4,845,963
		13,601,926
Diversified Financial Services - 0.5%
JPMorgan Chase & Co. 7.9% (g)(i)	6,250,000	6,735,865
TOTAL PREFERRED SECURITIES (Cost $20,958,991)		20,337,791
Money Market Funds - 7.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	94,973,038	94,973,038
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	9,042,878	9,042,878
TOTAL MONEY MARKET FUNDS (Cost $104,015,916)		104,015,916
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,459,312,363)		1,484,338,032
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(36,816,728)
NET ASSETS - 100%		$ 1,447,521,304
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
418 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 26,041,400	$ 729,293

The face value of futures purchased as a percentage of net assets is 1.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,382,651 or 6.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,799,975.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56,619
Fidelity Securities Lending Cash Central Fund	71,353
Total	$ 127,972
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 72,340,507	$ 70,432,208	$ 1,908,299	$ -
Consumer Staples	158,264,994	152,545,752	5,719,242	-
Energy	133,490,572	132,038,272	1,452,300	-
Financials	369,357,050	332,921,657	36,435,393	-
Health Care	107,628,020	103,862,699	3,765,321	-
Industrials	74,434,883	70,957,258	3,477,625	-
Information Technology	69,711,081	69,711,081	-	-
Materials	17,738,740	17,738,740	-	-
Telecommunication Services	38,531,288	32,653,096	5,878,192	-
Utilities	88,426,020	57,927,197	30,498,823	-
Corporate Bonds	216,199,380	-	216,199,280	100
U.S. Government and Government Agency Obligations	1,799,975	-	1,799,975	-
Investment Companies	3,214,770	-	3,214,770	-
Floating Rate Loans	8,847,045	-	8,847,045	-
Preferred Securities	20,337,791	-	20,337,791	-
Money Market Funds	104,015,916	104,015,916	-	-
Total Investments in Securities:	$ 1,484,338,032	$ 1,144,803,876	$ 339,534,056	$ 100
Derivative Instruments:
Assets
Futures Contracts	$ 729,293	$ 729,293	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,755,673
Total Realized Gain (Loss)	(16,916)
Total Unrealized Gain (Loss)	(11,484)
Cost of Purchases	-
Proceeds of Sales	(1,727,173)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of November 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 729,293	$ -
Total Value of Derivatives	$ 729,293	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.3%
BBB	4.4%
BB	2.4%
B	6.6%
CCC,CC,C	0.7%
Not Rated	1.5%
Equities	80.1%
Short-Term Investments and Net Other Assets	3.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Income Tax Information

At November 30, 2011, the Fund had a capital loss carryforward of approximately $231,657,443 of which $80,334,857, $150,350,273 and $972,313 will expire in fiscal 2016, 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2011

Assets
Investment in securities, at value (including securities loaned of $9,088,353) - See accompanying schedule: Unaffiliated issuers (cost $1,355,296,447)	$ 1,380,322,116
Fidelity Central Funds (cost $104,015,916)	104,015,916
Total Investments (cost $1,459,312,363)		$ 1,484,338,032
Receivable for investments sold		11,859,671
Receivable for fund shares sold		10,246,536
Dividends receivable		4,474,051
Interest receivable		3,599,768
Distributions receivable from Fidelity Central Funds		35,375
Receivable for daily variation margin on futures contracts		1,034,550
Prepaid expenses		3,112
Other receivables		5,129
Total assets		1,515,596,224

Liabilities
Payable for investments purchased	$ 55,078,271
Payable for fund shares redeemed	2,839,557
Accrued management fee	648,068
Distribution and service plan fees payable	115,612
Other affiliated payables	282,390
Other payables and accrued expenses	68,144
Collateral on securities loaned, at value	9,042,878
Total liabilities		68,074,920

Net Assets		$ 1,447,521,304
Net Assets consist of:
Paid in capital		$ 1,650,572,495
Undistributed net investment income		6,866,560
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(235,671,658)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		25,753,907
Net Assets		$ 1,447,521,304

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($125,189,666 ÷ 11,618,800 shares)	$ 10.77

Maximum offering price per share (100/94.25 of $10.77)	$ 11.43
Class T: Net Asset Value and redemption price per share ($78,993,743 ÷ 7,335,407 shares)	$ 10.77

Maximum offering price per share (100/96.50 of $10.77)	$ 11.16
Class B: Net Asset Value and offering price per share ($12,754,216 ÷ 1,186,462 shares)A	$ 10.75

Class C: Net Asset Value and offering price per share ($59,463,791 ÷ 5,531,935 shares)A	$ 10.75

Strategic Dividend & Income: Net Asset Value, offering price and redemption price per share ($1,138,764,099 ÷ 105,274,745 shares)	$ 10.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,355,789 ÷ 2,994,835 shares)	$ 10.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2011

Investment Income
Dividends		$ 31,140,915
Interest		7,034,480
Income from Fidelity Central Funds		127,972
Total income		38,303,367

Expenses
Management fee	$ 5,484,459
Transfer agent fees	2,233,433
Distribution and service plan fees	1,229,728
Accounting and security lending fees	328,738
Custodian fees and expenses	38,947
Independent trustees' compensation	3,356
Registration fees	190,363
Audit	58,114
Legal	3,613
Miscellaneous	7,611
Total expenses before reductions	9,578,362
Expense reductions	(19,062)	9,559,300
Net investment income (loss)		28,744,067
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(336,632)
Foreign currency transactions	(74,979)
Futures contracts	206,816
Total net realized gain (loss)		(204,795)
Change in net unrealized appreciation (depreciation) on: Investment securities	47,013,274
Assets and liabilities in foreign currencies	6,835
Futures contracts	729,293
Total change in net unrealized appreciation (depreciation)		47,749,402
Net gain (loss)		47,544,607
Net increase (decrease) in net assets resulting from operations		$ 76,288,674

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2011	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,744,067	$ 17,617,067
Net realized gain (loss)	(204,795)	71,396,730
Change in net unrealized appreciation (depreciation)	47,749,402	1,991,620
Net increase (decrease) in net assets resulting from operations	76,288,674	91,005,417
Distributions to shareholders from net investment income	(27,801,821)	(13,949,511)
Share transactions - net increase (decrease)	643,900,038	26,548,115
Total increase (decrease) in net assets	692,386,891	103,604,021

Net Assets
Beginning of period	755,134,413	651,530,392
End of period (including undistributed net investment income of $6,866,560 and undistributed net investment income of $7,087,387, respectively)	$ 1,447,521,304	$ 755,134,413

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 9.13	$ 6.87	$ 13.28	$ 13.66
Income from Investment Operations
Net investment income (loss) C	.30	.23 F	.23	.23	.20
Net realized and unrealized gain (loss)	.55	1.05	2.25	(5.77)	.28
Total from investment operations	.85	1.28	2.48	(5.54)	.48
Distributions from net investment income	(.31)	(.18)	(.22)	(.26)	(.20)
Distributions from net realized gain	-	-	-	(.61)	(.66)
Total distributions	(.31)	(.18)	(.22)	(.87)	(.86)
Net asset value, end of period	$ 10.77	$ 10.23	$ 9.13	$ 6.87	$ 13.28
Total Return A,B	8.30%	14.16%	37.12%	(44.44)%	3.59%
Ratios to Average Net Assets D,G
Expenses before reductions	1.14%	1.16%	1.21%	1.11%	1.10%
Expenses net of fee waivers, if any	1.14%	1.16%	1.21%	1.11%	1.10%
Expenses net of all reductions	1.14%	1.16%	1.21%	1.11%	1.09%
Net investment income (loss)	2.76%	2.38% F	3.08%	2.05%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,190	$ 77,340	$ 74,580	$ 70,691	$ 166,554
Portfolio turnover rate E	56%	130%	100%	114%	90%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.22	$ 9.12	$ 6.87	$ 13.26	$ 13.64
Income from Investment Operations
Net investment income (loss) C	.27	.21 F	.21	.20	.17
Net realized and unrealized gain (loss)	.56	1.05	2.25	(5.75)	.27
Total from investment operations	.83	1.26	2.46	(5.55)	.44
Distributions from net investment income	(.28)	(.16)	(.21)	(.23)	(.16)
Distributions from net realized gain	-	-	-	(.61)	(.66)
Total distributions	(.28)	(.16)	(.21)	(.84)	(.82)
Net asset value, end of period	$ 10.77	$ 10.22	$ 9.12	$ 6.87	$ 13.26
Total Return A,B	8.14%	13.92%	36.63%	(44.51)%	3.34%
Ratios to Average Net Assets D,G
Expenses before reductions	1.37%	1.39%	1.45%	1.35%	1.32%
Expenses net of fee waivers, if any	1.37%	1.39%	1.45%	1.35%	1.32%
Expenses net of all reductions	1.37%	1.39%	1.45%	1.35%	1.32%
Net investment income (loss)	2.52%	2.16% F	2.84%	1.81%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,994	$ 59,931	$ 60,134	$ 58,677	$ 158,962
Portfolio turnover rate E	56%	130%	100%	114%	90%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 9.10	$ 6.85	$ 13.23	$ 13.61
Income from Investment Operations
Net investment income (loss) C	.21	.16 F	.17	.14	.09
Net realized and unrealized gain (loss)	.55	1.05	2.25	(5.75)	.28
Total from investment operations	.76	1.21	2.42	(5.61)	.37
Distributions from net investment income	(.21)	(.11)	(.17)	(.16)	(.09)
Distributions from net realized gain	-	-	-	(.61)	(.66)
Total distributions	(.21)	(.11)	(.17)	(.77)	(.75)
Net asset value, end of period	$ 10.75	$ 10.20	$ 9.10	$ 6.85	$ 13.23
Total Return A,B	7.48%	13.31%	36.06%	(44.88)%	2.79%
Ratios to Average Net Assets D,G
Expenses before reductions	1.93%	1.94%	1.98%	1.92%	1.91%
Expenses net of fee waivers, if any	1.93%	1.94%	1.98%	1.92%	1.91%
Expenses net of all reductions	1.92%	1.94%	1.98%	1.91%	1.91%
Net investment income (loss)	1.97%	1.60% F	2.31%	1.25%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,754	$ 15,442	$ 16,098	$ 15,375	$ 37,288
Portfolio turnover rate E	56%	130%	100%	114%	90%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 9.11	$ 6.85	$ 13.23	$ 13.61
Income from Investment Operations
Net investment income (loss) C	.22	.16 F	.18	.14	.10
Net realized and unrealized gain (loss)	.55	1.05	2.25	(5.75)	.27
Total from investment operations	.77	1.21	2.43	(5.61)	.37
Distributions from net investment income	(.23)	(.11)	(.17)	(.16)	(.09)
Distributions from net realized gain	-	-	-	(.61)	(.66)
Total distributions	(.23)	(.11)	(.17)	(.77)	(.75)
Net asset value, end of period	$ 10.75	$ 10.21	$ 9.11	$ 6.85	$ 13.23
Total Return A,B	7.54%	13.33%	36.15%	(44.87)%	2.84%
Ratios to Average Net Assets D,G
Expenses before reductions	1.88%	1.91%	1.96%	1.88%	1.85%
Expenses net of fee waivers, if any	1.88%	1.91%	1.96%	1.88%	1.85%
Expenses net of all reductions	1.87%	1.91%	1.96%	1.88%	1.85%
Net investment income (loss)	2.02%	1.63% F	2.33%	1.29%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,464	$ 39,889	$ 39,920	$ 42,499	$ 106,122
Portfolio turnover rate E	56%	130%	100%	114%	90%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend & Income

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 9.16	$ 6.90	$ 13.33	$ 13.70
Income from Investment Operations
Net investment income (loss) B	.33	.27 E	.26	.26	.25
Net realized and unrealized gain (loss)	.56	1.05	2.25	(5.78)	.27
Total from investment operations	.89	1.32	2.51	(5.52)	.52
Distributions from net investment income	(.34)	(.21)	(.25)	(.30)	(.23)
Distributions from net realized gain	-	-	-	(.61)	(.66)
Total distributions	(.34)	(.21)	(.25)	(.91)	(.89)
Net asset value, end of period	$ 10.82	$ 10.27	$ 9.16	$ 6.90	$ 13.33
Total Return A	8.69%	14.57%	37.37%	(44.24)%	3.92%
Ratios to Average Net Assets C,F
Expenses before reductions	.84%	.86%	.93%	.81%	.79%
Expenses net of fee waivers, if any	.84%	.86%	.93%	.81%	.79%
Expenses net of all reductions	.84%	.86%	.92%	.81%	.78%
Net investment income (loss)	3.06%	2.68% E	3.36%	2.35%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,138,764	$ 542,828	$ 444,401	$ 392,340	$ 1,172,143
Portfolio turnover rate D	56%	130%	100%	114%	90%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 9.15	$ 6.89	$ 13.31	$ 13.68
Income from Investment Operations
Net investment income (loss) B	.33	.27 E	.25	.26	.24
Net realized and unrealized gain (loss)	.55	1.06	2.26	(5.77)	.28
Total from investment operations	.88	1.33	2.51	(5.51)	.52
Distributions from net investment income	(.34)	(.22)	(.25)	(.30)	(.23)
Distributions from net realized gain	-	-	-	(.61)	(.66)
Total distributions	(.34)	(.22)	(.25)	(.91)	(.89)
Net asset value, end of period	$ 10.80	$ 10.26	$ 9.15	$ 6.89	$ 13.31
Total Return A	8.61%	14.61%	37.44%	(44.23)%	3.94%
Ratios to Average Net Assets C,F
Expenses before reductions	.83%	.83%	.91%	.83%	.81%
Expenses net of fee waivers, if any	.83%	.83%	.91%	.83%	.81%
Expenses net of all reductions	.82%	.83%	.91%	.83%	.80%
Net investment income (loss)	3.07%	2.71% E	3.38%	2.34%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,356	$ 19,705	$ 16,397	$ 18,141	$ 36,369
Portfolio turnover rate D	56%	130%	100%	114%	90%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2011

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

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3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, partnerships, futures transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 81,490,866
Gross unrealized depreciation	(59,637,309)
Net unrealized appreciation (depreciation) on securities and other investments	$ 21,853,557
Tax Cost	$ 1,462,484,475

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 7,483,979
Capital loss carryforward	$ (231,657,443)
Net unrealized appreciation (depreciation)	$ 21,852,502

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

The tax character of distributions paid was as follows:

	November 30, 2011	November 30, 2010
Ordinary Income	$ 27,801,821	$ 13,949,511

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3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $206,816 and a change in net unrealized appreciation (depreciation) of $729,293 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

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6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,143,374,950 and $534,051,971, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 241,369	$ 7,086
Class T	.25%	.25%	342,676	35
Class B	.75%	.25%	139,569	104,704
Class C	.75%	.25%	506,114	59,038
			$ 1,229,728	$ 170,863

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 83,098
Class T	17,222
Class B*	27,242
Class C*	3,632
$ 131,194

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 259,673.27
Class T	171,945.25
Class B	42,311.30
Class C	128,506.25
Strategic Dividend & Income	1,580,589.22
Institutional Class	50,409.20
	$ 2,233,433

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,070 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,684 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $71,353, including $248 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $18,996 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $66.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2011	2010
From net investment income
Class A	$ 2,587,613	$ 1,436,059
Class T	1,704,694	1,019,779
Class B	280,877	178,406
Class C	1,020,378	458,690
Strategic Dividend & Income	21,465,836	10,471,304
Institutional Class	742,423	385,273
Total	$ 27,801,821	$ 13,949,511

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Notes to Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2011	2010	2011	2010
Class A
Shares sold	6,370,733	1,539,594	$ 68,969,904	$ 15,272,519
Reinvestment of distributions	204,832	126,020	2,192,524	1,236,727
Shares redeemed	(2,516,846)	(2,275,429)	(27,167,536)	(22,373,404)
Net increase (decrease)	4,058,719	(609,815)	$ 43,994,892	$ (5,864,158)
Class T
Shares sold	2,579,895	545,436	$ 28,319,919	$ 5,340,536
Reinvestment of distributions	139,144	91,121	1,487,091	894,447
Shares redeemed	(1,246,104)	(1,365,821)	(13,509,244)	(13,450,403)
Net increase (decrease)	1,472,935	(729,264)	$ 16,297,766	$ (7,215,420)
Class B
Shares sold	243,843	148,878	$ 2,694,364	$ 1,456,537
Reinvestment of distributions	21,552	15,666	228,996	153,815
Shares redeemed	(593,164)	(419,454)	(6,445,266)	(4,119,270)
Net increase (decrease)	(327,769)	(254,910)	$ (3,521,906)	$ (2,508,918)
Class C
Shares sold	2,565,526	654,812	$ 27,603,949	$ 6,452,052
Reinvestment of distributions	79,045	37,930	845,026	372,596
Shares redeemed	(1,020,386)	(1,167,707)	(11,057,139)	(11,468,194)
Net increase (decrease)	1,624,185	(474,965)	$ 17,391,836	$ (4,643,546)
Strategic Dividend & Income
Shares sold	77,518,553	17,438,425	$ 830,288,118	$ 174,394,833
Reinvestment of distributions	1,785,084	937,098	19,078,089	9,236,339
Shares redeemed	(26,893,398)	(14,013,404)	(291,523,663)	(138,172,256)
Net increase (decrease)	52,410,239	4,362,119	$ 557,842,544	$ 45,458,916
Institutional Class
Shares sold	2,029,007	507,702	$ 21,927,808	$ 5,040,135
Reinvestment of distributions	53,967	29,875	579,663	293,925
Shares redeemed	(1,009,445)	(408,153)	(10,612,565)	(4,012,819)
Net increase (decrease)	1,073,529	129,424	$ 11,894,906	$ 1,321,241

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Salem Street Trust) at November 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2011 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 20, 2012

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Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment:2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A designates 15%, 100%, 100%, and 100%; Class T designates 16%, 100%, 100%, and 100%; Class B designates 19%, 100%, 100%, and 100%; and Class C designates 18%, 100%, 100%, and 100%; of the dividends distributed in December 2010, April 2011, July 2011 and October 2011, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 41%, 100%, 100%, and 100%; Class T designates 44%, 100%, 100%, and 100%; Class B designates 51%, 100%, 100%, and 100%; and Class C designates 49%, 100%, 100%, and 100%; of the dividends distributed in December 2010, April 2011, July 2011 and October 2011, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Dividend & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Institutional Class and the retail class ranked below its competitive median for 2010 and the total expense ratio of each of Class T, Class B, and Class C ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board also considered that the total expense ratio of each of Class B and Class C was above the median primarily due to smaller average account and fund sizes that result in higher transfer agent fees and other expenses. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Annual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASDI-UANN-0112
1.802529.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Dividend & Income®

Fund - Institutional Class

Annual Report

November 30, 2011

Institutional Class
is a class of Fidelity®
Strategic Dividend &
Income® Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(The Chairman's photo appears here.)

Dear Shareholder:

The unusually high level of volatility that global equity markets have experienced since early August continued through the end of November. Most major indexes were unable to gain much traction during this time frame, as concern about the sovereign debt crisis in Europe continued to overshadow strong corporate earnings and better-than-expected economic news. High-grade bonds, meanwhile, fared slightly better amid periodic flights to quality. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2011	Past 1 year	Past 5 years	Life of fundA
Institutional Class	8.61%	-0.17%	4.68%

A From December 23, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Dividend & Income® Fund - Institutional Class on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Extreme volatility took center stage during the 12 months ending November 30, 2011, stealing the spotlight from an improving U.S. economy. Earlier in the year, aggressive monetary stimulus by the federal government, improving credit-market conditions and solid corporate earnings buoyed asset prices. As the period progressed, however, fresh worries about sovereign debt in Europe, inflation in China, gridlock over raising the debt ceiling in the U.S. - along with Standard & Poor's downgrade of the nation's long-term sovereign credit rating - and a dimmed outlook for global growth punctured investor confidence and ignited volatility. For the year, three of the four asset classes that make up the Composite index for Fidelity Advisor® Strategic Dividend & Income® Fund turned in gains. Fueled by investors' appetite for higher-risk assets during the period's first half, the MSCI® USA High Dividend Yield Index, a measure of mid- and large-cap stocks with a high dividend yield, and the FTSE® NAREIT® Equity REITs Index performed best, returning 16.44% and 8.29%, respectively. Preferred stocks - which tend to be more defensive than common equities - gained 3.51%, as measured by The BofA Merrill LynchSM Fixed Rate Preferred Securities Index. Convertible bonds were the only asset class to decline, with The BofA Merrill LynchSM All US Convertibles Index ex Traditional Convertible PreferredsSM falling 1.90%.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Portfolio Managers of Fidelity Advisor® Strategic Dividend & Income® Fund: For the year, the fund's Institutional Class shares rose 8.61%, compared with the 9.89% return of the Fidelity Strategic Dividend & Income Composite Index. A below-index stake in preferred stocks and an underweighting in REITs during the period's second half contributed. A small average cash position detracted from results, however, asset allocation was a modest contributor to performance. Security selection was a significant detractor. The equity-income sleeve produced the strongest absolute result, achieving a healthy double-digit return, but was the biggest relative detractor due mostly to picks in energy and utilities. The REIT subportfolio performed roughly in line with its index overall, but had a difficult second half of the period, mainly due to weak results from its holdings in the real-estate related category. Despite producing the smallest absolute return of the four subportfolios, the convertible securities sleeve beat its benchmark, thanks largely to successful security selection in materials and health care. Meanwhile, the preferred securities subportfolio showed solid outperformance, bolstered by good picks in diversified financials.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to November 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period* June 1, 2011 to November 30, 2011
Class A	1.14%
Actual		$ 1,000.00	$ 940.40	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.77
Class T	1.38%
Actual		$ 1,000.00	$ 939.30	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.98
Class B	1.92%
Actual		$ 1,000.00	$ 936.90	$ 9.32
HypotheticalA		$ 1,000.00	$ 1,015.44	$ 9.70
Class C	1.87%
Actual		$ 1,000.00	$ 936.80	$ 9.08
HypotheticalA		$ 1,000.00	$ 1,015.69	$ 9.45
Strategic Dividend & Income	.84%
Actual		$ 1,000.00	$ 942.20	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.86	$ 4.26
Institutional Class	.83%
Actual		$ 1,000.00	$ 941.90	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,020.91	$ 4.20

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.8	5.0
Chevron Corp.	2.5	2.4
Microsoft Corp.	2.3	1.7
Procter & Gamble Co.	2.1	2.3
AT&T, Inc.	1.9	2.1
Pfizer, Inc.	1.8	2.6
Johnson & Johnson	1.8	1.9
The Coca-Cola Co.	1.6	1.9
Simon Property Group, Inc.	1.6	1.5
Philip Morris International, Inc.	1.6	1.5
	22.0
Top Five Market Sectors as of November 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.4	28.3
Consumer Staples	11.8	10.8
Energy	10.8	11.2
Health Care	8.9	9.8
Information Technology	7.5	7.6
Asset Allocation (% of fund's net assets)
As of November 30, 2011 *		As of May 31, 2011 **
	Common Stocks 63.6%		Common Stocks 66.1%
	Preferred Stocks 14.5%		Preferred Stocks 16.4%
	Convertible Bonds 8.5%		Convertible Bonds 8.9%
	Other Investments 8.6%		Other Investments 5.9%
	Short-Term Investments and Net Other Assets 4.8%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	6.1%	** Foreign investments	5.6%

Annual Report

Investments November 30, 2011

Showing Percentage of Net Assets

Corporate Bonds - 14.9%
	Principal Amount	Value
Convertible Bonds - 8.5%
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16	$ 1,850,000	$ 2,609,240
Diversified Consumer Services - 0.5%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	3,420,000	6,370,092
Hotels, Restaurants & Leisure - 0.4%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	3,070,000	3,219,509
MGM Mirage, Inc. 4.25% 4/15/15	2,710,000	2,523,688
		5,743,197
Media - 0.1%
Virgin Media, Inc. 6.5% 11/15/16	1,410,000	1,992,753
TOTAL CONSUMER DISCRETIONARY		16,715,282
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Exterran Holdings, Inc. 4.25% 6/15/14	1,050,000	962,063
Oil States International, Inc. 2.375% 7/1/25	110,000	261,525
		1,223,588
Oil, Gas & Consumable Fuels - 0.9%
Alpha Natural Resources, Inc. 2.375% 4/15/15	680,000	636,004
Chesapeake Energy Corp. 2.5% 5/15/37	7,020,000	6,592,482
Peabody Energy Corp. 4.75% 12/15/66	820,000	857,925
Pioneer Natural Resources Co. 2.875% 1/15/38	840,000	1,368,150
Western Refining, Inc. 5.75% 6/15/14	3,480,000	4,584,900
		14,039,461
TOTAL ENERGY		15,263,049
FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Digital Realty Trust LP 5.5% 4/15/29 (f)	720,000	1,132,776
HEALTH CARE - 1.3%
Biotechnology - 0.7%
Amgen, Inc. 0.375% 2/1/13	3,480,000	3,436,500
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	220,000	391,754
Gilead Sciences, Inc. 1.625% 5/1/16	5,500,000	6,115,313
Incyte Corp. 4.75% 10/1/15	170,000	299,659
		10,243,226
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.3%
Teleflex, Inc. 3.875% 8/1/17	$ 3,850,000	$ 4,611,530
Health Care Providers & Services - 0.1%
Health Management Associates, Inc. 3.75% 5/1/28 (f)	760,000	813,884
LifePoint Hospitals, Inc. 3.5% 5/15/14	620,000	642,878
		1,456,762
Pharmaceuticals - 0.2%
Mylan, Inc. 3.75% 9/15/15	1,580,000	2,535,900
TOTAL HEALTH CARE		18,847,418
INDUSTRIALS - 0.6%
Commercial Services & Supplies - 0.4%
Covanta Holding Corp. 3.25% 6/1/14	4,450,000	4,879,114
Construction & Engineering - 0.2%
MasTec, Inc. 4.25% 12/15/14	2,640,000	3,354,450
Machinery - 0.0%
Navistar International Corp. 3% 10/15/14	390,000	415,838
TOTAL INDUSTRIALS		8,649,402
INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16 (f)	3,000,000	3,157,500
Computers & Peripherals - 0.4%
EMC Corp. 1.75% 12/1/13	2,350,000	3,558,781
SanDisk Corp. 1.5% 8/15/17	2,210,000	2,571,888
		6,130,669
Electronic Equipment & Components - 0.1%
Vishay Intertechnology, Inc. 2.25% 11/15/40 (f)	1,180,000	1,004,475
Internet Software & Services - 0.5%
Equinix, Inc.:
3% 10/15/14	3,720,000	4,120,272
4.75% 6/15/16	1,620,000	2,251,800
VeriSign, Inc. 3.25% 8/15/37	430,000	488,588
		6,860,660
IT Services - 0.2%
CACI International, Inc. 2.125% 5/1/14	2,580,000	3,054,204
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology, Inc. 1.875% 8/1/31 (f)	$ 2,750,000	$ 2,358,125
Novellus Systems, Inc. 2.625% 5/15/41 (f)	1,070,000	1,086,050
ON Semiconductor Corp. 2.625% 12/15/26	1,000,000	1,091,250
		4,535,425
Software - 1.0%
Microsoft Corp. 0% 6/15/13 (f)	5,210,000	5,278,381
Nuance Communications, Inc. 2.75% 11/1/31 (f)	1,600,000	1,705,120
Symantec Corp. 1% 6/15/13	6,680,000	7,607,852
		14,591,353
TOTAL INFORMATION TECHNOLOGY		39,334,286
MATERIALS - 0.9%
Metals & Mining - 0.8%
Newmont Mining Corp.:
1.25% 7/15/14	3,100,000	4,808,875
1.625% 7/15/17	4,000,000	6,410,000
United States Steel Corp. 4% 5/15/14	400,000	442,000
		11,660,875
Paper & Forest Products - 0.1%
Rayonier TRS Holdings, Inc.:
3.75% 10/15/12	550,000	641,438
4.5% 8/15/15 (f)	1,130,000	1,508,550
		2,149,988
TOTAL MATERIALS		13,810,863
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	7,120,000	2,732,300
Level 3 Communications, Inc. 6.5% 10/1/16	790,000	1,083,288
		3,815,588
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
UTILITIES - 0.4%
Multi-Utilities - 0.4%
CMS Energy Corp. 5.5% 6/15/29	$ 3,620,000	$ 5,574,800
TOTAL CONVERTIBLE BONDS		123,143,464
Nonconvertible Bonds - 6.4%
CONSUMER DISCRETIONARY - 1.1%
Diversified Consumer Services - 0.3%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(i)	4,170,000	4,211,700
Hotels, Restaurants & Leisure - 0.7%
FelCor Lodging LP 10% 10/1/14	2,299,000	2,494,415
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,595,000	3,819,688
MGM Mirage, Inc. 6.625% 7/15/15	3,200,000	3,008,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)	500,000	521,250
		9,843,353
Media - 0.1%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	2,495,000	2,544,900
TOTAL CONSUMER DISCRETIONARY		16,599,953
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.9%
Rite Aid Corp. 9.375% 12/15/15	4,400,000	3,971,000
Tops Markets LLC 10.125% 10/15/15	8,205,000	8,451,150
		12,422,150
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Western Refining, Inc. 11.25% 6/15/17 (f)	6,535,000	7,172,163
FINANCIALS - 1.5%
Capital Markets - 0.3%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,500,000	3,462,302
Lehman Brothers Holdings, Inc. 1.1556% (d)(i)	1,000,000	100
		3,462,402
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 0.6%
BAC Capital Trust VI 5.625% 3/8/35	$ 1,500,000	$ 1,200,000
Capital One Capital IV 6.745% 2/17/37 (i)	2,000,000	1,960,000
CIT Group, Inc. 7% 5/2/17 (f)	3,500,000	3,395,000
PNC Financial Services Group, Inc. 6.75% (g)(i)	1,500,000	1,447,500
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	996,880
		8,999,380
Diversified Financial Services - 0.6%
Goldman Sachs Capital II 5.793% (g)(i)	2,500,000	1,606,250
PNC Preferred Funding Trust II 6.113% (f)(g)(i)	2,000,000	1,420,000
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	5,025,000	5,583,780
		8,610,030
TOTAL FINANCIALS		21,071,812
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	985,000	962,838
INDUSTRIALS - 1.1%
Commercial Services & Supplies - 1.1%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(i)	6,620,000	6,752,400
International Lease Finance Corp.:
8.25% 12/15/20	705,000	697,950
8.625% 9/15/15	5,450,000	5,409,125
8.875% 9/1/17	3,580,000	3,615,800
		16,475,275
MATERIALS - 0.4%
Paper & Forest Products - 0.4%
ABI Escrow Corp. 10.25% 10/15/18 (f)	5,820,000	6,314,700
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	7,245,000	6,122,025
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. 7.375% 8/1/15	$ 1,500,000	$ 1,320,000
Sprint Nextel Corp. 6% 12/1/16	2,000,000	1,595,000
		2,915,000
TOTAL TELECOMMUNICATION SERVICES		9,037,025
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,000,000	3,000,000
TOTAL NONCONVERTIBLE BONDS		93,055,916
TOTAL CORPORATE BONDS (Cost $222,221,664)		216,199,380
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.02% 1/12/12 (h) (Cost $1,799,954)	1,800,000	1,799,975
Common Stocks - 63.6%
	Shares
CONSUMER DISCRETIONARY - 4.0%
Automobiles - 0.0%
Honda Motor Co. Ltd. sponsored ADR	12,000	379,800
Hotels, Restaurants & Leisure - 1.6%
Brinker International, Inc.	28,000	674,240
Darden Restaurants, Inc.	36,700	1,750,957
McDonald's Corp.	204,700	19,552,944
Starbucks Corp.	41,200	1,791,376
		23,769,517
Media - 1.0%
Comcast Corp. Class A	164,300	3,724,681
Time Warner Cable, Inc.	73,500	4,445,280
Time Warner, Inc.	179,300	6,243,226
		14,413,187
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.1%
Foot Locker, Inc.	87,800	$ 2,071,202
Home Depot, Inc.	281,100	11,024,742
The Cato Corp. Class A (sub. vtg.)	27,000	690,930
TJX Companies, Inc.	30,100	1,857,170
		15,644,044
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	30,900	4,285,521
TOTAL CONSUMER DISCRETIONARY		58,492,069
CONSUMER STAPLES - 10.7%
Beverages - 3.0%
Anheuser-Busch InBev SA NV ADR	32,500	1,950,000
Diageo PLC sponsored ADR	7,700	659,197
Dr Pepper Snapple Group, Inc.	83,000	3,031,990
PepsiCo, Inc.	213,600	13,670,400
The Coca-Cola Co.	351,100	23,604,453
		42,916,040
Food & Staples Retailing - 1.0%
Sysco Corp.	83,600	2,385,944
Wal-Mart Stores, Inc.	201,500	11,868,350
		14,254,294
Food Products - 0.9%
Danone	53,900	3,552,502
Kraft Foods, Inc. Class A	280,900	10,154,535
		13,707,037
Household Products - 3.4%
Colgate-Palmolive Co.	101,400	9,278,100
Kimberly-Clark Corp.	129,800	9,276,806
Procter & Gamble Co.	473,458	30,571,183
		49,126,089
Tobacco - 2.4%
Altria Group, Inc.	76,300	2,189,047
British American Tobacco PLC sponsored ADR	37,500	3,493,125
Imperial Tobacco Group PLC	31,849	1,143,630
Japan Tobacco, Inc.	582	2,793,242
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	21,100	$ 2,355,182
Philip Morris International, Inc.	306,418	23,361,308
		35,335,534
TOTAL CONSUMER STAPLES		155,338,994
ENERGY - 9.1%
Energy Equipment & Services - 0.3%
Ensco International Ltd. ADR	62,200	3,232,534
Oil, Gas & Consumable Fuels - 8.8%
Atlas Pipeline Partners, LP	28,800	1,002,240
Bonavista Energy Corp.	17,000	445,522
Chevron Corp.	356,200	36,624,484
Exxon Mobil Corp.	852,300	68,559,000
Legacy Reserves LP	15,800	423,756
Marathon Oil Corp.	118,400	3,310,464
Marathon Petroleum Corp.	105,850	3,534,332
Penn West Petroleum Ltd.	22,800	418,468
Royal Dutch Shell PLC Class A sponsored ADR	191,200	13,384,000
		127,702,266
TOTAL ENERGY		130,934,800
FINANCIALS - 15.6%
Commercial Banks - 0.3%
Australia & New Zealand Banking Group Ltd.	57,043	1,212,010
M&T Bank Corp.	25,100	1,831,798
U.S. Bancorp	54,100	1,402,272
		4,446,080
Diversified Financial Services - 0.1%
JPMorgan Chase & Co.	68,800	2,130,736
Insurance - 1.4%
ACE Ltd.	41,400	2,878,542
AFLAC, Inc.	82,800	3,596,832
Axis Capital Holdings Ltd.	68,600	2,190,398
MetLife, Inc. unit	78,900	4,814,478
The Travelers Companies, Inc.	111,400	6,266,250
Willis Group Holdings Pub Ltd. Co.	25,400	895,604
		20,642,104
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 13.6%
Acadia Realty Trust (SBI)	228,200	$ 4,468,156
Alexandria Real Estate Equities, Inc.	64,459	4,225,932
AvalonBay Communities, Inc.	20,628	2,575,406
Boston Properties, Inc.	95,315	9,091,145
Brandywine Realty Trust (SBI)	44,200	384,982
Camden Property Trust (SBI)	126,487	7,302,095
CBL & Associates Properties, Inc.	361,869	5,171,108
Chesapeake Lodging Trust	230,363	3,662,772
DCT Industrial Trust, Inc.	394,400	1,897,064
DDR Corp.	584,200	6,829,298
DiamondRock Hospitality Co.	373,410	3,278,540
Digital Realty Trust, Inc. (e)	113,884	7,231,634
Douglas Emmett, Inc.	273,086	4,910,086
Education Realty Trust, Inc.	495,500	4,618,060
Equity Residential (SBI)	141,769	7,824,231
Essex Property Trust, Inc.	64,232	8,533,221
Excel Trust, Inc.	91,755	1,008,387
Glimcher Realty Trust	326,831	2,843,430
HCP, Inc.	107,938	4,171,804
Health Care REIT, Inc. (e)	57,275	2,873,487
Highwoods Properties, Inc. (SBI)	174,948	5,045,500
Host Hotels & Resorts, Inc.	220,873	3,125,353
Kite Realty Group Trust	187,334	790,549
Lexington Corporate Properties Trust	434,300	3,291,994
LTC Properties, Inc.	25,000	718,750
National Retail Properties, Inc.	121,900	3,225,474
Post Properties, Inc.	118,241	4,728,458
Prologis, Inc.	431,345	12,000,018
Public Storage	119,820	15,804,258
Sabra Health Care REIT, Inc.	56,600	599,960
Simon Property Group, Inc.	188,281	23,410,860
SL Green Realty Corp.	114,300	7,525,512
Stag Industrial, Inc.	77,100	808,779
Sunstone Hotel Investors, Inc. (a)	202,336	1,541,800
The Macerich Co.	76,646	3,839,965
Ventas, Inc.	258,155	13,620,258
Vornado Realty Trust	47,699	3,551,191
		196,529,517
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	61,000	$ 740,540
The St. Joe Co. (a)(e)	73,050	1,050,459
		1,790,999
Thrifts & Mortgage Finance - 0.1%
People's United Financial, Inc.	68,800	856,560
TOTAL FINANCIALS		226,395,996
HEALTH CARE - 7.0%
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	94,900	4,902,534
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	198,400	3,085,120
Emeritus Corp. (a)	158,131	2,514,283
Sunrise Senior Living, Inc. (a)	133,404	671,022
		6,270,425
Pharmaceuticals - 6.2%
Abbott Laboratories	172,800	9,426,240
Eli Lilly & Co.	173,200	6,555,620
GlaxoSmithKline PLC sponsored ADR	118,950	5,290,896
Johnson & Johnson	394,944	25,560,776
Merck & Co., Inc.	205,490	7,346,268
Pfizer, Inc.	1,307,700	26,245,539
Roche Holding AG sponsored ADR	116,900	4,642,099
Sanofi-aventis sponsored ADR	128,600	4,502,286
		89,569,724
TOTAL HEALTH CARE		100,742,683
INDUSTRIALS - 4.9%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	146,900	7,954,635
Raytheon Co.	47,100	2,146,347
The Boeing Co.	141,600	9,726,504
United Technologies Corp.	64,000	4,902,400
		24,729,886
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	142,400	10,217,200
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.5%
Pitney Bowes, Inc. (e)	51,900	$ 966,897
Republic Services, Inc.	142,900	3,922,605
Waste Management, Inc.	60,900	1,906,170
		6,795,672
Electrical Equipment - 0.6%
Emerson Electric Co.	168,200	8,788,450
Industrial Conglomerates - 1.0%
3M Co.	114,800	9,303,392
General Electric Co.	340,153	5,411,834
		14,715,226
Road & Rail - 0.4%
Norfolk Southern Corp.	75,600	5,710,824
TOTAL INDUSTRIALS		70,957,258
INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 0.0%
Motorola Solutions, Inc.	15,900	742,053
IT Services - 0.6%
Accenture PLC Class A	37,500	2,172,375
Automatic Data Processing, Inc.	120,900	6,176,781
		8,349,156
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	128,800	4,489,968
Intel Corp.	414,700	10,330,177
Intersil Corp. Class A	541,000	5,750,830
KLA-Tencor Corp.	59,900	2,761,390
Linear Technology Corp.	105,500	3,231,465
Microchip Technology, Inc. (e)	41,000	1,431,310
		27,995,140
Software - 2.3%
Microsoft Corp.	1,275,400	32,624,732
TOTAL INFORMATION TECHNOLOGY		69,711,081
Common Stocks - continued
	Shares	Value
MATERIALS - 0.9%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	49,400	$ 4,137,250
E.I. du Pont de Nemours & Co.	157,200	7,501,584
		11,638,834
Paper & Forest Products - 0.1%
MeadWestvaco Corp.	28,900	862,665
TOTAL MATERIALS		12,501,499
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	924,600	26,794,908
CenturyLink, Inc.	121,900	4,573,688
		31,368,596
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	2,170,700	5,878,192
TOTAL TELECOMMUNICATION SERVICES		37,246,788
UTILITIES - 4.0%
Electric Utilities - 3.2%
American Electric Power Co., Inc.	189,400	7,515,392
Duke Energy Corp.	170,500	3,554,925
Edison International	178,000	6,997,180
El Paso Electric Co.	21,200	731,824
NextEra Energy, Inc.	178,400	9,890,496
PPL Corp.	305,592	9,173,872
Southern Co.	197,000	8,650,270
		46,513,959
Gas Utilities - 0.2%
ONEOK, Inc.	34,500	2,869,020
Multi-Utilities - 0.6%
National Grid PLC	300,600	2,955,030
Sempra Energy	102,200	5,436,018
		8,391,048
TOTAL UTILITIES		57,774,027
TOTAL COMMON STOCKS (Cost $870,843,296)		920,095,195
Preferred Stocks - 14.5%
	Shares	Value
Convertible Preferred Stocks - 3.9%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.5%
General Motors Co. 4.75%	222,984	$ 7,612,674
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	2,044	1,908,299
TOTAL CONSUMER DISCRETIONARY		9,520,973
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. 6.00%	19,400	1,103,472
ATP Oil & Gas Corp.:
8.00% (f)	11,600	448,050
Series B, 8.00%	26,000	1,004,250
		2,555,772
FINANCIALS - 1.3%
Commercial Banks - 0.4%
Wells Fargo & Co. 7.50%	5,890	6,208,060
Diversified Financial Services - 0.6%
AMG Capital Trust I 5.10%	23,800	1,042,738
Bank of America Corp. Series L, 7.25%	6,110	4,735,189
Citigroup, Inc. 7.50%	41,900	3,530,075
		9,308,002
Real Estate Investment Trusts - 0.3%
FelCor Lodging Trust, Inc. Series A, 1.95%	49,500	1,056,825
Health Care REIT, Inc. Series I, 6.50%	59,100	2,892,206
		3,949,031
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 12.00% (f)	3,700	47,323
TOTAL FINANCIALS		19,512,416
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	14,312	3,120,016
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
HealthSouth Corp. Series A 6.50%	4,308	$ 3,765,321
TOTAL HEALTH CARE		6,885,337
INDUSTRIALS - 0.2%
Professional Services - 0.2%
Nielsen Holdings B.V. 6.25%	53,800	2,992,625
MATERIALS - 0.4%
Metals & Mining - 0.4%
AngloGold Ashanti Holdings Finance PLC 6.00%	99,700	5,237,241
UTILITIES - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc. 7.00%	29,000	1,525,400
PPL Corp. 8.75%	159,400	8,747,075
		10,272,475
TOTAL CONVERTIBLE PREFERRED STOCKS		56,976,839
Nonconvertible Preferred Stocks - 10.6%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
CBS Corp. 6.75%	65,000	1,676,350
Comcast Corp. 6.625%	28,660	739,715
Viacom, Inc. 6.85%	76,000	1,911,400
		4,327,465
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
H.J. Heinz Finance Co. 8.00% (f)	28	2,926,000
FINANCIALS - 8.5%
Capital Markets - 1.0%
BNY Capital V 5.95%	40,000	1,015,200
Deutsche Bank Contingent Capital Trust II 6.55%	91,000	1,779,050
Goldman Sachs Group, Inc.:
6.125%	120,000	2,932,800
Series C, 4.9931%	40,000	731,600
Series D	200,000	3,566,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XXVI 8.00%	77,000	$ 1,951,950
Morgan Stanley Capital I Trust 6.60%	140,000	2,977,800
		14,954,400
Commercial Banks - 1.5%
Barclays Bank PLC:
Series 2, 6.625%	47,200	935,504
Series 4, 7.75%	177,800	3,858,260
BB&T Capital Trust VI 9.60%	86,000	2,250,620
CoBank ACB 7.00% (f)	17,000	772,438
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	3,200,000
HSBC Holdings PLC Series B, 8.00%	75,400	1,945,320
Keycorp Capital IX 6.75%	6,882	174,803
U.S. Bancorp Series A, 3.50%	5,000	3,687,500
USB Capital XII 6.30%	88,361	2,235,533
Zions Bancorp.:
11.00% (a)	80,000	2,060,000
Series C, 9.50%	27,000	681,480
		21,801,458
Consumer Finance - 1.5%
GMAC LLC 7.00% (f)	28,010	18,766,700
HSBC USA, Inc. Series H, 6.50%	100,000	2,449,000
		21,215,700
Diversified Financial Services - 3.2%
Bank of America Corp.:
Series D, 6.204%	45,000	884,700
Series H, 8.20%	488,015	10,760,731
Citigroup Capital VIII 6.95%	236,811	5,636,102
Citigroup Capital XII 8.50%	491,000	12,373,200
Citigroup Capital XIII 7.875%	189,594	4,866,878
Deutsche Bank Capital Funding Trust VIII 6.375%	55,000	1,065,900
General Electric Capital Corp. 6.05%	40,000	1,020,400
GMAC Capital Trust I Series 2, 8.125%	295,092	5,606,748
JPMorgan Chase Capital XXIX 6.70%	155,000	3,943,200
		46,157,859
Insurance - 0.4%
MetLife, Inc. Series B, 6.50%	241,000	6,053,920
Real Estate Investment Trusts - 0.9%
CBL & Associates Properties, Inc. 7.375%	58,500	1,382,355
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Digital Realty Trust, Inc. Series E, 7.00%	20,000	$ 507,200
Hersha Hospitality Trust Series B, 8.00%	48,200	1,108,600
Public Storage:
Series M, 6.625%	50,000	1,270,500
Series R, 6.35%	111,600	2,951,820
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,028,826
Vornado Realty Trust Series E, 7.00%	40,000	1,016,000
		13,265,301
TOTAL FINANCIALS		123,448,638
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes International Holdings, Inc. 6.125% (f)	500	485,000
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. 7.50%	50,000	1,284,500
UTILITIES - 1.4%
Electric Utilities - 1.4%
Duquesne Light Co. 6.50% (a)	66,050	3,236,450
Nextera Energy Capital Holdings, Inc. 7.45%	60,000	1,582,800
PPL Electric Utilities Corp. 6.25%	299,000	7,605,813
Southern California Edison Co.:
6.125%	35,000	3,458,438
Series C, 6.00%	32,500	3,202,267
Series D, 6.50%	12,500	1,293,750
		20,379,518
TOTAL NONCONVERTIBLE PREFERRED STOCKS		152,851,121
TOTAL PREFERRED STOCKS (Cost $226,494,942)		209,827,960
Investment Companies - 0.2%

2010 Swift Mandatory Common Exchange Security Trust CEF (f) (Cost $3,852,183)	347,400	3,214,770
Floating Rate Loans - 0.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (i)	$ 1,246,875	$ 1,122,188
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Asurion LLC term loan 9% 5/24/19 (i)	8,015,000	7,724,857
TOTAL FLOATING RATE LOANS (Cost $9,125,417)		8,847,045
Preferred Securities - 1.4%

FINANCIALS - 1.4%
Commercial Banks - 0.9%
PNC Preferred Funding Trust I 6.517% (f)(g)(i)	11,000,000	8,071,562
SunTrust Preferred Capital I 5.853% 12/15/49 (i)	968,000	684,401
Wells Fargo & Co. 7.98% (g)(i)	4,500,000	4,845,963
		13,601,926
Diversified Financial Services - 0.5%
JPMorgan Chase & Co. 7.9% (g)(i)	6,250,000	6,735,865
TOTAL PREFERRED SECURITIES (Cost $20,958,991)		20,337,791
Money Market Funds - 7.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	94,973,038	94,973,038
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	9,042,878	9,042,878
TOTAL MONEY MARKET FUNDS (Cost $104,015,916)		104,015,916
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,459,312,363)		1,484,338,032
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(36,816,728)
NET ASSETS - 100%		$ 1,447,521,304
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
418 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 26,041,400	$ 729,293

The face value of futures purchased as a percentage of net assets is 1.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,382,651 or 6.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,799,975.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56,619
Fidelity Securities Lending Cash Central Fund	71,353
Total	$ 127,972
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 72,340,507	$ 70,432,208	$ 1,908,299	$ -
Consumer Staples	158,264,994	152,545,752	5,719,242	-
Energy	133,490,572	132,038,272	1,452,300	-
Financials	369,357,050	332,921,657	36,435,393	-
Health Care	107,628,020	103,862,699	3,765,321	-
Industrials	74,434,883	70,957,258	3,477,625	-
Information Technology	69,711,081	69,711,081	-	-
Materials	17,738,740	17,738,740	-	-
Telecommunication Services	38,531,288	32,653,096	5,878,192	-
Utilities	88,426,020	57,927,197	30,498,823	-
Corporate Bonds	216,199,380	-	216,199,280	100
U.S. Government and Government Agency Obligations	1,799,975	-	1,799,975	-
Investment Companies	3,214,770	-	3,214,770	-
Floating Rate Loans	8,847,045	-	8,847,045	-
Preferred Securities	20,337,791	-	20,337,791	-
Money Market Funds	104,015,916	104,015,916	-	-
Total Investments in Securities:	$ 1,484,338,032	$ 1,144,803,876	$ 339,534,056	$ 100
Derivative Instruments:
Assets
Futures Contracts	$ 729,293	$ 729,293	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,755,673
Total Realized Gain (Loss)	(16,916)
Total Unrealized Gain (Loss)	(11,484)
Cost of Purchases	-
Proceeds of Sales	(1,727,173)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of November 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 729,293	$ -
Total Value of Derivatives	$ 729,293	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.3%
BBB	4.4%
BB	2.4%
B	6.6%
CCC,CC,C	0.7%
Not Rated	1.5%
Equities	80.1%
Short-Term Investments and Net Other Assets	3.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Income Tax Information

At November 30, 2011, the Fund had a capital loss carryforward of approximately $231,657,443 of which $80,334,857, $150,350,273 and $972,313 will expire in fiscal 2016, 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2011

Assets
Investment in securities, at value (including securities loaned of $9,088,353) - See accompanying schedule: Unaffiliated issuers (cost $1,355,296,447)	$ 1,380,322,116
Fidelity Central Funds (cost $104,015,916)	104,015,916
Total Investments (cost $1,459,312,363)		$ 1,484,338,032
Receivable for investments sold		11,859,671
Receivable for fund shares sold		10,246,536
Dividends receivable		4,474,051
Interest receivable		3,599,768
Distributions receivable from Fidelity Central Funds		35,375
Receivable for daily variation margin on futures contracts		1,034,550
Prepaid expenses		3,112
Other receivables		5,129
Total assets		1,515,596,224

Liabilities
Payable for investments purchased	$ 55,078,271
Payable for fund shares redeemed	2,839,557
Accrued management fee	648,068
Distribution and service plan fees payable	115,612
Other affiliated payables	282,390
Other payables and accrued expenses	68,144
Collateral on securities loaned, at value	9,042,878
Total liabilities		68,074,920

Net Assets		$ 1,447,521,304
Net Assets consist of:
Paid in capital		$ 1,650,572,495
Undistributed net investment income		6,866,560
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(235,671,658)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		25,753,907
Net Assets		$ 1,447,521,304

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

November 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($125,189,666 ÷ 11,618,800 shares)	$ 10.77

Maximum offering price per share (100/94.25 of $10.77)	$ 11.43
Class T: Net Asset Value and redemption price per share ($78,993,743 ÷ 7,335,407 shares)	$ 10.77

Maximum offering price per share (100/96.50 of $10.77)	$ 11.16
Class B: Net Asset Value and offering price per share ($12,754,216 ÷ 1,186,462 shares)A	$ 10.75

Class C: Net Asset Value and offering price per share ($59,463,791 ÷ 5,531,935 shares)A	$ 10.75

Strategic Dividend & Income: Net Asset Value, offering price and redemption price per share ($1,138,764,099 ÷ 105,274,745 shares)	$ 10.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,355,789 ÷ 2,994,835 shares)	$ 10.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2011

Investment Income
Dividends		$ 31,140,915
Interest		7,034,480
Income from Fidelity Central Funds		127,972
Total income		38,303,367

Expenses
Management fee	$ 5,484,459
Transfer agent fees	2,233,433
Distribution and service plan fees	1,229,728
Accounting and security lending fees	328,738
Custodian fees and expenses	38,947
Independent trustees' compensation	3,356
Registration fees	190,363
Audit	58,114
Legal	3,613
Miscellaneous	7,611
Total expenses before reductions	9,578,362
Expense reductions	(19,062)	9,559,300
Net investment income (loss)		28,744,067
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(336,632)
Foreign currency transactions	(74,979)
Futures contracts	206,816
Total net realized gain (loss)		(204,795)
Change in net unrealized appreciation (depreciation) on: Investment securities	47,013,274
Assets and liabilities in foreign currencies	6,835
Futures contracts	729,293
Total change in net unrealized appreciation (depreciation)		47,749,402
Net gain (loss)		47,544,607
Net increase (decrease) in net assets resulting from operations		$ 76,288,674

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2011	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,744,067	$ 17,617,067
Net realized gain (loss)	(204,795)	71,396,730
Change in net unrealized appreciation (depreciation)	47,749,402	1,991,620
Net increase (decrease) in net assets resulting from operations	76,288,674	91,005,417
Distributions to shareholders from net investment income	(27,801,821)	(13,949,511)
Share transactions - net increase (decrease)	643,900,038	26,548,115
Total increase (decrease) in net assets	692,386,891	103,604,021

Net Assets
Beginning of period	755,134,413	651,530,392
End of period (including undistributed net investment income of $6,866,560 and undistributed net investment income of $7,087,387, respectively)	$ 1,447,521,304	$ 755,134,413

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 9.13	$ 6.87	$ 13.28	$ 13.66
Income from Investment Operations
Net investment income (loss) C	.30	.23 F	.23	.23	.20
Net realized and unrealized gain (loss)	.55	1.05	2.25	(5.77)	.28
Total from investment operations	.85	1.28	2.48	(5.54)	.48
Distributions from net investment income	(.31)	(.18)	(.22)	(.26)	(.20)
Distributions from net realized gain	-	-	-	(.61)	(.66)
Total distributions	(.31)	(.18)	(.22)	(.87)	(.86)
Net asset value, end of period	$ 10.77	$ 10.23	$ 9.13	$ 6.87	$ 13.28
Total Return A,B	8.30%	14.16%	37.12%	(44.44)%	3.59%
Ratios to Average Net Assets D,G
Expenses before reductions	1.14%	1.16%	1.21%	1.11%	1.10%
Expenses net of fee waivers, if any	1.14%	1.16%	1.21%	1.11%	1.10%
Expenses net of all reductions	1.14%	1.16%	1.21%	1.11%	1.09%
Net investment income (loss)	2.76%	2.38% F	3.08%	2.05%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,190	$ 77,340	$ 74,580	$ 70,691	$ 166,554
Portfolio turnover rate E	56%	130%	100%	114%	90%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.22	$ 9.12	$ 6.87	$ 13.26	$ 13.64
Income from Investment Operations
Net investment income (loss) C	.27	.21 F	.21	.20	.17
Net realized and unrealized gain (loss)	.56	1.05	2.25	(5.75)	.27
Total from investment operations	.83	1.26	2.46	(5.55)	.44
Distributions from net investment income	(.28)	(.16)	(.21)	(.23)	(.16)
Distributions from net realized gain	-	-	-	(.61)	(.66)
Total distributions	(.28)	(.16)	(.21)	(.84)	(.82)
Net asset value, end of period	$ 10.77	$ 10.22	$ 9.12	$ 6.87	$ 13.26
Total Return A,B	8.14%	13.92%	36.63%	(44.51)%	3.34%
Ratios to Average Net Assets D,G
Expenses before reductions	1.37%	1.39%	1.45%	1.35%	1.32%
Expenses net of fee waivers, if any	1.37%	1.39%	1.45%	1.35%	1.32%
Expenses net of all reductions	1.37%	1.39%	1.45%	1.35%	1.32%
Net investment income (loss)	2.52%	2.16% F	2.84%	1.81%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,994	$ 59,931	$ 60,134	$ 58,677	$ 158,962
Portfolio turnover rate E	56%	130%	100%	114%	90%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 9.10	$ 6.85	$ 13.23	$ 13.61
Income from Investment Operations
Net investment income (loss) C	.21	.16 F	.17	.14	.09
Net realized and unrealized gain (loss)	.55	1.05	2.25	(5.75)	.28
Total from investment operations	.76	1.21	2.42	(5.61)	.37
Distributions from net investment income	(.21)	(.11)	(.17)	(.16)	(.09)
Distributions from net realized gain	-	-	-	(.61)	(.66)
Total distributions	(.21)	(.11)	(.17)	(.77)	(.75)
Net asset value, end of period	$ 10.75	$ 10.20	$ 9.10	$ 6.85	$ 13.23
Total Return A,B	7.48%	13.31%	36.06%	(44.88)%	2.79%
Ratios to Average Net Assets D,G
Expenses before reductions	1.93%	1.94%	1.98%	1.92%	1.91%
Expenses net of fee waivers, if any	1.93%	1.94%	1.98%	1.92%	1.91%
Expenses net of all reductions	1.92%	1.94%	1.98%	1.91%	1.91%
Net investment income (loss)	1.97%	1.60% F	2.31%	1.25%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,754	$ 15,442	$ 16,098	$ 15,375	$ 37,288
Portfolio turnover rate E	56%	130%	100%	114%	90%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 9.11	$ 6.85	$ 13.23	$ 13.61
Income from Investment Operations
Net investment income (loss) C	.22	.16 F	.18	.14	.10
Net realized and unrealized gain (loss)	.55	1.05	2.25	(5.75)	.27
Total from investment operations	.77	1.21	2.43	(5.61)	.37
Distributions from net investment income	(.23)	(.11)	(.17)	(.16)	(.09)
Distributions from net realized gain	-	-	-	(.61)	(.66)
Total distributions	(.23)	(.11)	(.17)	(.77)	(.75)
Net asset value, end of period	$ 10.75	$ 10.21	$ 9.11	$ 6.85	$ 13.23
Total Return A,B	7.54%	13.33%	36.15%	(44.87)%	2.84%
Ratios to Average Net Assets D,G
Expenses before reductions	1.88%	1.91%	1.96%	1.88%	1.85%
Expenses net of fee waivers, if any	1.88%	1.91%	1.96%	1.88%	1.85%
Expenses net of all reductions	1.87%	1.91%	1.96%	1.88%	1.85%
Net investment income (loss)	2.02%	1.63% F	2.33%	1.29%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,464	$ 39,889	$ 39,920	$ 42,499	$ 106,122
Portfolio turnover rate E	56%	130%	100%	114%	90%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend & Income

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 9.16	$ 6.90	$ 13.33	$ 13.70
Income from Investment Operations
Net investment income (loss) B	.33	.27 E	.26	.26	.25
Net realized and unrealized gain (loss)	.56	1.05	2.25	(5.78)	.27
Total from investment operations	.89	1.32	2.51	(5.52)	.52
Distributions from net investment income	(.34)	(.21)	(.25)	(.30)	(.23)
Distributions from net realized gain	-	-	-	(.61)	(.66)
Total distributions	(.34)	(.21)	(.25)	(.91)	(.89)
Net asset value, end of period	$ 10.82	$ 10.27	$ 9.16	$ 6.90	$ 13.33
Total Return A	8.69%	14.57%	37.37%	(44.24)%	3.92%
Ratios to Average Net Assets C,F
Expenses before reductions	.84%	.86%	.93%	.81%	.79%
Expenses net of fee waivers, if any	.84%	.86%	.93%	.81%	.79%
Expenses net of all reductions	.84%	.86%	.92%	.81%	.78%
Net investment income (loss)	3.06%	2.68% E	3.36%	2.35%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,138,764	$ 542,828	$ 444,401	$ 392,340	$ 1,172,143
Portfolio turnover rate D	56%	130%	100%	114%	90%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 9.15	$ 6.89	$ 13.31	$ 13.68
Income from Investment Operations
Net investment income (loss) B	.33	.27 E	.25	.26	.24
Net realized and unrealized gain (loss)	.55	1.06	2.26	(5.77)	.28
Total from investment operations	.88	1.33	2.51	(5.51)	.52
Distributions from net investment income	(.34)	(.22)	(.25)	(.30)	(.23)
Distributions from net realized gain	-	-	-	(.61)	(.66)
Total distributions	(.34)	(.22)	(.25)	(.91)	(.89)
Net asset value, end of period	$ 10.80	$ 10.26	$ 9.15	$ 6.89	$ 13.31
Total Return A	8.61%	14.61%	37.44%	(44.23)%	3.94%
Ratios to Average Net Assets C,F
Expenses before reductions	.83%	.83%	.91%	.83%	.81%
Expenses net of fee waivers, if any	.83%	.83%	.91%	.83%	.81%
Expenses net of all reductions	.82%	.83%	.91%	.83%	.80%
Net investment income (loss)	3.07%	2.71% E	3.38%	2.34%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,356	$ 19,705	$ 16,397	$ 18,141	$ 36,369
Portfolio turnover rate D	56%	130%	100%	114%	90%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2011

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, partnerships, futures transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 81,490,866
Gross unrealized depreciation	(59,637,309)
Net unrealized appreciation (depreciation) on securities and other investments	$ 21,853,557
Tax Cost	$ 1,462,484,475

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 7,483,979
Capital loss carryforward	$ (231,657,443)
Net unrealized appreciation (depreciation)	$ 21,852,502

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

The tax character of distributions paid was as follows:

	November 30, 2011	November 30, 2010
Ordinary Income	$ 27,801,821	$ 13,949,511

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $206,816 and a change in net unrealized appreciation (depreciation) of $729,293 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Annual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,143,374,950 and $534,051,971, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 241,369	$ 7,086
Class T	.25%	.25%	342,676	35
Class B	.75%	.25%	139,569	104,704
Class C	.75%	.25%	506,114	59,038
			$ 1,229,728	$ 170,863

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 83,098
Class T	17,222
Class B*	27,242
Class C*	3,632
$ 131,194

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 259,673.27
Class T	171,945.25
Class B	42,311.30
Class C	128,506.25
Strategic Dividend & Income	1,580,589.22
Institutional Class	50,409.20
	$ 2,233,433

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,070 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,684 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $71,353, including $248 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $18,996 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $66.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2011	2010
From net investment income
Class A	$ 2,587,613	$ 1,436,059
Class T	1,704,694	1,019,779
Class B	280,877	178,406
Class C	1,020,378	458,690
Strategic Dividend & Income	21,465,836	10,471,304
Institutional Class	742,423	385,273
Total	$ 27,801,821	$ 13,949,511

Annual Report

Notes to Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2011	2010	2011	2010
Class A
Shares sold	6,370,733	1,539,594	$ 68,969,904	$ 15,272,519
Reinvestment of distributions	204,832	126,020	2,192,524	1,236,727
Shares redeemed	(2,516,846)	(2,275,429)	(27,167,536)	(22,373,404)
Net increase (decrease)	4,058,719	(609,815)	$ 43,994,892	$ (5,864,158)
Class T
Shares sold	2,579,895	545,436	$ 28,319,919	$ 5,340,536
Reinvestment of distributions	139,144	91,121	1,487,091	894,447
Shares redeemed	(1,246,104)	(1,365,821)	(13,509,244)	(13,450,403)
Net increase (decrease)	1,472,935	(729,264)	$ 16,297,766	$ (7,215,420)
Class B
Shares sold	243,843	148,878	$ 2,694,364	$ 1,456,537
Reinvestment of distributions	21,552	15,666	228,996	153,815
Shares redeemed	(593,164)	(419,454)	(6,445,266)	(4,119,270)
Net increase (decrease)	(327,769)	(254,910)	$ (3,521,906)	$ (2,508,918)
Class C
Shares sold	2,565,526	654,812	$ 27,603,949	$ 6,452,052
Reinvestment of distributions	79,045	37,930	845,026	372,596
Shares redeemed	(1,020,386)	(1,167,707)	(11,057,139)	(11,468,194)
Net increase (decrease)	1,624,185	(474,965)	$ 17,391,836	$ (4,643,546)
Strategic Dividend & Income
Shares sold	77,518,553	17,438,425	$ 830,288,118	$ 174,394,833
Reinvestment of distributions	1,785,084	937,098	19,078,089	9,236,339
Shares redeemed	(26,893,398)	(14,013,404)	(291,523,663)	(138,172,256)
Net increase (decrease)	52,410,239	4,362,119	$ 557,842,544	$ 45,458,916
Institutional Class
Shares sold	2,029,007	507,702	$ 21,927,808	$ 5,040,135
Reinvestment of distributions	53,967	29,875	579,663	293,925
Shares redeemed	(1,009,445)	(408,153)	(10,612,565)	(4,012,819)
Net increase (decrease)	1,073,529	129,424	$ 11,894,906	$ 1,321,241

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Salem Street Trust) at November 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2011 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 20, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment:2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Institutional Class designates 14%, 92%, 96%, and 97% of the dividends distributed in December 2010, April 2011, July 2011 and October 2011, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 38%, 100%, 100%, and 100% of the dividends distributed in December 2010, April 2011, July 2011 and October 2011, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Dividend & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Institutional Class and the retail class ranked below its competitive median for 2010 and the total expense ratio of each of Class T, Class B, and Class C ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board also considered that the total expense ratio of each of Class B and Class C was above the median primarily due to smaller average account and fund sizes that result in higher transfer agent fees and other expenses. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Annual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASDII-UANN-0112
1.802531.107

Item 2. Code of Ethics

As of the end of the period, November 30, 2011, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Strategic Dividend & Income Fund (the "Fund"):

Services Billed by PwC

November 30, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$50,000	$-	$5,500	$2,100

November 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$48,000	$-	$5,300	$2,100

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	November 30, 2011A	November 30, 2010A
Audit-Related Fees	$3,505,000	$2,605,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	November 30, 2011 A	November 30, 2010 A
PwC	$5,255,000	$4,710,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 25, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 25, 2012